UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7118
                                                     ---------------------

              Nuveen New Jersey Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                             SEMIANNUAL REPORT December 31, 2003


NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND
NQJ

NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND
NNJ

NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND
NXJ

NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUJ

NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
NQP

NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2
NPY

NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NXM

NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NVY

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.


DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

PHOTO OF: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS."


Dear
  SHAREHOLDER

I am very pleased to report that for the period ended December 31, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income. Your Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In the current environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

February 13, 2004

Nuveen New Jersey and Pennsylvania Municipal Closed-End Exchange-Traded Funds (NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM, NVY)

Portfolio Manager's
               COMMENTS

Portfolio manager Paul Brennan discusses national and state economic and market conditions, key investment strategies, and the recent performance of these eight Nuveen Funds. Paul, who has 12 years of investment experience, assumed portfolio management responsibility for these New Jersey and Pennsylvania Funds in January 2003.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTHS ENDED DECEMBER 31, 2003?

Over the past 12 months, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the overall pace of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy, coupled with Washington's tax relief measures and increased spending for defense and national security, helped to fuel a jump of 8.2% (annualized) in the third-quarter gross domestic product
(GDP), up from 3.3% in the second quarter. Throughout 2003, inflation remained under control, with the 1.1% annual change in the core rate representing the slowest pace in more than 40 years. The recovering economy also generated some improvement in the labor markets, although progress remained halting, making 2003 only the second non-recession year on record in which the economy posted a net loss of jobs.

In combination, the pace of recovery over the majority of this reporting period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets. Despite the increased volatility in June and July, the municipal market enjoyed generally solid performance during the 12-month period ended December 31, 2003.

In 2003, municipal supply nationally broke the record set just last year, with $382.7 billion in new bonds, up 7% over 2002. However, the issuance of new paper slowed somewhat in the last half of the year, with national volume for July-December 2003 down $13.7 billion, or 7%, from the preceding six months.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN NEW JERSEY AND PENNSYLVANIA?

Benefiting from the solid base provided by the state's diverse economy, central location, and high income levels, New Jersey's economy performed better than the nation as a whole in recent months. In addition to increased employment in the financial services and pharmaceutical industries, the state added jobs in construction, retail, education, and healthcare. Over the 12 months ended December 2003, unemployment in New Jersey fell from 6.0% to 5.3%, its lowest level in two years, compared with the current national average of 5.7%. This good news was offset to some degree by New Jersey's higher debt levels, which have risen 60% since 1996, and increased spending pressures at the state level, especially for Medicaid and pensions. On July 1, 2003, New Jersey approved a $24.1 billion fiscal 2004 budget, eliminating the $4 billion deficit through the use of higher cigarette, hotel, and casino taxes, reduced property tax rebates, and additional borrowing against tobacco settlement proceeds. In 2003, New Jersey issued $16.6 billion in new municipal debt, up 49% over 2002. As of December 2003, Moody's rated New Jersey's general obligation debt Aa2 with a negative outlook, while Standard & Poor's maintained its rating of AA with a stable outlook.

Led by strength in the services sector and a decrease in manufacturing job losses, Pennsylvania's diverse economy continued to improve over the past 12 months. Despite its still-substantial exposure to declining old-line manufacturing industries, the commonwealth demonstrated modest economic expansion, including the creation of new jobs in pharmaceuticals, software, tourism, and business services. In December 2003, Pennsylvania's unemployment rate fell to 5.1%, its lowest level in 26 months, down from 6.1% a year earlier. Although conservative financial practices and low debt burdens helped the commonwealth weather the budget problems of the past few years, Pennsylvania's aging infrastructure has resulted in increasing budgetary pressures, and the commonwealth has undertaken aggressive development efforts in an attempt to spur growth. Pennsylvania's $21.4 billion fiscal 2004 budget was balanced using measures including higher personal income and cigarette taxes. For the year, Pennsylvania issued $15.3 billion of municipal debt, a 5% increase over 2002. Both Moody's and S&P reaffirmed the commonwealth's Aa2/AA general obligation rating and stable outlook in 2003. In October, however, the rating agencies moved to downgrade the credit rating of Pittsburgh, Pennsylvania's second largest city, to Baa1/BB from A3/A- based on the city's continuing budget shortfalls.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                             TOTAL RETURN          LEHMAN       LIPPER
           MARKET YIELD            ON NAV   TOTAL RETURN1     AVERAGE2
----------------------------------------------------------------------
                                   1 YEAR          1 YEAR       1 YEAR
                    TAXABLE-        ENDED           ENDED        ENDED
      12/31/03   EQUIVALENT3     12/31/03        12/31/03     12/31/03
----------------------------------------------------------------------
NQJ      6.17%         9.14%        7.84%           5.31%        8.61%
----------------------------------------------------------------------
NNJ      5.78%         8.56%        7.11%           5.31%        8.61%
----------------------------------------------------------------------
NXJ      6.19%         9.17%        9.06%           5.31%        8.61%
----------------------------------------------------------------------
NUJ      6.10%         9.04%        8.80%           5.31%        8.61%
----------------------------------------------------------------------
NQP      6.11%         8.73%        7.61%           5.31%        8.37%
----------------------------------------------------------------------
NPY      6.09%         8.70%        8.47%           5.31%        8.37%
----------------------------------------------------------------------
NXM      5.96%         8.51%        9.87%           5.31%        8.37%
----------------------------------------------------------------------
NVY      5.86%         8.37%        8.42%           5.31%        8.37%
----------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended December 31, 2003, all eight of the Funds in this report outperformed the unleveraged Lehman Brothers Municipal Bond Index. The use of leverage was one of the factors that influenced the performance of the Nuveen Funds relative to the Lehman index over the past 12 months. While leveraging can add volatility, this strategy can also provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates. For municipal bond funds, as with any fixed-income investment, income is an important component of total return.

In addition to leverage, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, NXJ and NUJ benefited from several advance refundings as well as higher allocations of airline-backed bonds, which rebounded strongly in the last part of 2003 due to the airline industry's cost and capacity reductions and restructuring.

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of the four Nuveen New Jersey Funds are compared with the average annualized return of the 13 funds in the Lipper New Jersey Municipal Debt Funds category, while the total returns of the four Nuveen Pennsylvania Funds are compared with the average annualized return of the 12 funds in the Lipper Pennsylvania Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current yield and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows:
  New Jersey 32.5% and Pennsylvania 30%. The yields shown highlight the added value of owning shares that are exempt from state as well as federal income taxes.

NQJ's and NNJ's performances were negatively affected by their relatively short average durations.4 Generally, in a falling interest rate environment such as the one we experienced over much of 2003, longer duration investments would be expected to perform better than shorter duration investments.

Among the Pennsylvania Funds, NPY, NXM, and NVY were helped by their holdings of several corporate-backed industrial development revenue (IDR) bonds that performed well over the past year. NQP's ability to gain the full benefit of these types of price increases was lessened to a degree by the need to invest called bond proceeds at today's generally lower rates.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which can potentially leave more earnings to support common share dividends. During the 12 months ended December 2003, continued low short-term rates enabled us to implement three dividend increases in NQJ and NXJ, two in NXM, and one each in NNJ and NPY. Leverage also helped to support the dividend of NQP, which--as of December 31, 2003--had offered shareholders 43 consecutive months of stable, attractive dividends, while NUJ and NVY, which were introduced in March 2002, had provided 20 consecutive months of steady dividends.

Each Fund seeks to pay a stable dividend at a rate that reflects the Fund's past results and projected future performance. The Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2003, all of the Funds in this report had positive UNII with the exception of NVY which had negative UNII.

Over the 12-month period ended December 31, 2003, the share prices and NAVs of all of these Funds performed well, ending the period higher than they had been at the beginning. As of December 31, 2003, NQJ, NNJ, and all four of the Pennsylvania Funds had moved to trading at premiums to their common share NAVs, while the discounts on NXJ and NUJ had narrowed (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12-MONTHS ENDED DECEMBER 31, 2003?

For this 12-month reporting period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-payment capabilities. A major focus continued to be the management of the Funds' durations as a way of mitigating interest rate risk and producing potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. In general, our efforts focused on moderating risk by shortening the durations of the four newer New Jersey and Pennsylvania Funds, while slightly extending the durations of the older Funds

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

(with the exception of NQP) as we reinvested proceeds from bond calls. In the older NQP, we also worked to reduce the duration, which had lengthened considerably as the Fund moved through the period of heavier bond calls associated with its 10-year anniversary in 2001.

The majority of our purchase activity over the past year focused on value opportunities in the long intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but had less inherent interest rate risk.

Although the heavy volume of municipal issuance during 2003 provided selected opportunities to make trades that would benefit the Funds, in recent months we have seen supply soften. This was especially true in New Jersey, where issuance during July-December 2003 declined 20% from the levels of the previous six months. However, it was equally challenging to find issues that would help diversify the Funds and add value in the Pennsylvania market. Overall, therefore, the turnover level in all of these Funds was reasonably low. In general, as opportunities arose in the market, our focus was on purchasing higher quality issues, particularly in the essential services and general obligation categories, reflecting the increased issuance in these sectors. We also looked for purchase opportunities in the secondary market to enhance the Funds' diversification.

As of December 31, 2003, each of the New Jersey Funds held less than 5% of its portfolio in bonds backed by revenues from the 1998 master tobacco settlement agreement. In the earlier part of the 12-month period, the prices of these bonds weakened as the result of several high-profile events, including lawsuits involving the major tobacco companies. In August 2003, S&P downgraded the credit rating on New Jersey tobacco bonds to BBB from A-, which resulted in a slight increase in these Funds' allocations to the BBB credit quality category. Over the last four months of 2003, however, in the wake of legal developments more favorable to the tobacco companies, these bonds recovered quite well.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF DECEMBER 31, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of December 31, 2003, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 64% to 90%. This represents a steady or growing allocation in the AAA/U.S. guaranteed category across all of the Funds over the 12 months.

Looking at bond calls, these Funds generally offer good levels of call protection over the next three years, with potential call exposure (as of December 31, 2003) ranging from 1% in NVY to 18% in NNJ during 2004-2006. In coming months, the number of actual bond calls in all of these Funds will depend largely on market interest rates.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen New Jersey Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of December 31, 2003

NQJ


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           74%
AA                             8%
A                              5%
BBB                           10%
NR                             1%
BB or lower                    2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.94
--------------------------------------------------
Common Share Net Asset Value                $15.45
--------------------------------------------------
Premium/(Discount) to NAV                    3.17%
--------------------------------------------------
Market Yield                                 6.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.57%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.14%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $313,787
--------------------------------------------------
Average Effective Maturity (Years)           20.15
--------------------------------------------------
Leverage-Adjusted Duration                    8.81
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/21/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.02%         7.84%
--------------------------------------------------
5-Year                         5.36%         6.42%
--------------------------------------------------
10-Year                        6.12%         6.28%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 22%
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Education and Civic Organizations               9%
--------------------------------------------------
Tax Obligation/General                          7%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.078
Apr                           0.078
May                           0.078
Jun                           0.079
Jul                           0.079
Aug                           0.079
Sep                           0.08
Oct                           0.08
Nov                           0.08
Dec                           0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        15.14
                              15.02
                              14.75
                              14.88
                              15.12
                              15.48
                              15.36
                              15.31
                              15.46
                              15.68
                              15.4
                              15.14
                              15.3
                              15.42
                              15.21
                              15.42
                              15.47
                              15.52
                              15.73
                              15.92
                              15.91
                              16.12
                              16.1
                              15.94
                              16
                              16.15
                              15.4
                              15.05
                              15.1
                              14.94
                              14.9
                              14.87
                              14.94
                              15.04
                              15.08
                              15.22
                              15.65
                              15.47
                              15.42
                              15.54
                              15.78
                              15.53
                              15.56
                              15.55
                              15.6
                              15.62
                              15.54
                              15.75
12/31/03                      15.95


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1999 per share.

Nuveen New Jersey Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of December 31, 2003

NNJ


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           81%
AA                             7%
A                              4%
BBB                            6%
NR                             1%
BB or lower                    1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.27
--------------------------------------------------
Common Share Net Asset Value                $16.15
--------------------------------------------------
Premium/(Discount) to NAV                    0.74%
--------------------------------------------------
Market Yield                                 5.78%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.03%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $194,175
--------------------------------------------------
Average Effective Maturity (Years)           15.70
--------------------------------------------------
Leverage-Adjusted Duration                    8.21
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/17/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.68%         7.11%
--------------------------------------------------
5-Year                         5.68%         6.87%
--------------------------------------------------
10-Year                        7.94%         6.76%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         23%
--------------------------------------------------
Transportation                                 19%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Education and Civic Organizations               8%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0755
Feb                           0.0755
Mar                           0.078
Apr                           0.078
May                           0.078
Jun                           0.078
Jul                           0.078
Aug                           0.078
Sep                           0.078
Oct                           0.078
Nov                           0.078
Dec                           0.078


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        15.42
                              15.2
                              14.94
                              15.04
                              15.1
                              15.15
                              15.28
                              15.23
                              15.55
                              15.64
                              15.6
                              15.2
                              15.34
                              15.34
                              15.16
                              15.38
                              15.52
                              15.58
                              15.9
                              16.03
                              15.95
                              16.22
                              16
                              16.14
                              16.2
                              16.22
                              15.95
                              15.36
                              15.22
                              15.12
                              15.15
                              15.25
                              15.22
                              15.4
                              15.47
                              15.64
                              15.97
                              15.75
                              15.8
                              15.95
                              16.08
                              16
                              15.77
                              15.68
                              15.65
                              15.54
                              15.8
                              16.05
12/31/03                      16.22


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1349 per share.

Nuveen New Jersey Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of December 31, 2003


NXJ


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           69%
AA                             3%
A                             16%
BBB                            9%
BB or lower                    3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.21
--------------------------------------------------
Common Share Net Asset Value                $15.28
--------------------------------------------------
Premium/(Discount) to NAV                   -0.46%
--------------------------------------------------
Market Yield                                 6.19%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.60%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.17%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $100,116
--------------------------------------------------
Average Effective Maturity (Years)           21.20
--------------------------------------------------
Leverage-Adjusted Duration                    9.57
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------

1-Year                        14.34%         9.06%
--------------------------------------------------
Since Inception                6.47%         8.43%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     20%
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------



Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                           0.072
Feb                           0.072
Mar                           0.075
Apr                           0.075
May                           0.075
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785
Dec                           0.0785


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        14
                              13.99
                              14
                              14.02
                              14.13
                              14.1
                              14.06
                              13.95
                              14.22
                              14.6
                              14.43
                              14.05
                              14.29
                              14.43
                              14.39
                              14.49
                              14.5
                              14.71
                              14.8
                              15.19
                              15.04
                              15.16
                              15.12
                              15.12
                              15.5
                              15.3
                              15.03
                              14.86
                              14.44
                              14.3
                              14.6
                              14.05
                              14.04
                              14.33
                              14.6
                              14.78
                              14.95
                              14.78
                              14.88
                              15.03
                              15.06
                              15.11
                              14.87
                              14.78
                              14.69
                              14.75
                              15.1
                              14.96
12/31/03                      15.17


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

Nuveen New Jersey Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of December 31, 2003


NUJ


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           61%
AA                             3%
A                             12%
BBB                           20%
NR                             1%
BB or lower                    3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.06
--------------------------------------------------
Common Share Net Asset Value                $15.30
--------------------------------------------------
Premium/(Discount) to NAV                   -1.57%
--------------------------------------------------
Market Yield                                 6.10%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.47%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.04%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $68,967
--------------------------------------------------
Average Effective Maturity (Years)           20.85
--------------------------------------------------
Leverage-Adjusted Duration                   10.61
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.01%         8.80%
--------------------------------------------------
Since Inception                6.54%        10.31%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765
Dec                           0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        14.72
                              14.25
                              14.45
                              14.65
                              14.66
                              14.61
                              14.57
                              14.78
                              14.7
                              14.82
                              14.5
                              14.22
                              14.57
                              14.88
                              14.62
                              14.54
                              14.78
                              15
                              15.04
                              15.15
                              15.2
                              15.29
                              15.35
                              15.39
                              15.75
                              15.67
                              15
                              15.01
                              15.04
                              15
                              14.4
                              14.69
                              14.8
                              14.8
                              14.57
                              14.77
                              15.1
                              14.97
                              14.95
                              15.07
                              15.3
                              15.19
                              15
                              14.83
                              14.85
                              14.89
                              15.05
                              15.24
12/31/03                      15.25


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2003 of $0.0541 per share.

Nuveen Pennsylvania Investment Quality Municipal Fund

Performance
   OVERVIEW As of December 31, 2003


NQP
Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           73%
AA                            17%
A                              6%
BBB                            4%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.68
--------------------------------------------------
Common Share Net Asset Value                $15.67
--------------------------------------------------
Premium/(Discount) to NAV                    0.06%
--------------------------------------------------
Market Yield                                 6.11%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.49%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.73%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $255,222
--------------------------------------------------
Average Effective Maturity (Years)           20.04
--------------------------------------------------
Leverage-Adjusted Duration                   10.23
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/21/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.95%         7.61%
--------------------------------------------------
5-Year                         3.54%         6.21%
--------------------------------------------------
10-Year                        5.28%         5.98%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         27%
--------------------------------------------------
Tax Obligation/Limited                         17%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Transportation                                  6%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.076
Feb                           0.076
Mar                           0.076
Apr                           0.076
May                           0.076
Jun                           0.076
Jul                           0.076
Aug                           0.076
Sep                           0.076
Oct                           0.076
Nov                           0.076
Dec                           0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        14.75
                              14.54
                              14.8
                              14.7
                              14.81
                              15.04
                              14.9
                              14.9
                              15.02
                              15.1
                              14.91
                              15.01
                              15.23
                              15.24
                              15.03
                              15.15
                              15.24
                              15.58
                              15.91
                              15.96
                              15.92
                              16.02
                              16.01
                              15.95
                              16.07
                              15.87
                              15.44
                              14.65
                              14.55
                              14.49
                              14.34
                              14.2
                              14.22
                              14.35
                              14.55
                              14.65
                              15.07
                              15.06
                              14.97
                              15.1
                              15.35
                              15.29
                              15.24
                              15.37
                              15.42
                              15.36
                              15.45
                              15.46
12/31/03                      15.47


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.0164 per share.

Nuveen Pennsylvania Premium Income Municipal Fund 2

Performance
   OVERVIEW As of December 31, 2003


NPY


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           76%
AA                             8%
A                              5%
BBB                            8%
NR                             2%
BB or lower                    1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.85
--------------------------------------------------
Common Share Net Asset Value                $15.53
--------------------------------------------------
Premium/(Discount) to NAV                    2.06%
--------------------------------------------------
Market Yield                                 6.09%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.46%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.70%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $244,664
--------------------------------------------------
Average Effective Maturity (Years)           18.27
--------------------------------------------------
Leverage-Adjusted Duration                    9.15
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        17.66%         8.47%
--------------------------------------------------
5-Year                         8.87%         6.84%
--------------------------------------------------
10-Year                        7.88%         6.65%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Transportation                                 11%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.079
Apr                           0.079
May                           0.079
Jun                           0.079
Jul                           0.079
Aug                           0.079
Sep                           0.079
Oct                           0.079
Nov                           0.079
Dec                           0.079



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        14.34
                              14.52
                              14.39
                              14.83
                              14.59
                              14.75
                              14.56
                              14.7
                              14.9
                              15
                              15.03
                              14.74
                              14.91
                              14.7
                              14.88
                              15.04
                              15
                              15.54
                              15.42
                              15.9
                              15.86
                              16
                              16.06
                              16
                              16.16
                              15.91
                              15.5
                              14.96
                              14.97
                              14.77
                              14.52
                              14.41
                              14.65
                              14.67
                              14.81
                              14.99
                              15.22
                              15.17
                              14.95
                              15.06
                              15.2
                              15.3
                              15.34
                              15.38
                              15.32
                              15.29
                              15.46
                              15.42
12/31/03                      15.8


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1119 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of December 31, 2003


NXM

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           58%
AA                            16%
A                             13%
BBB                            8%
NR                             5%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.27
--------------------------------------------------
Common Share Net Asset Value                $16.04
--------------------------------------------------
Premium/(Discount) to NAV                    1.43%
--------------------------------------------------
Market Yield                                 5.96%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.28%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.51%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $52,905
--------------------------------------------------
Average Effective Maturity (Years)           19.45
--------------------------------------------------
Leverage-Adjusted Duration                   10.31
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.98%         9.87%
--------------------------------------------------
Since Inception                9.83%        11.00%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         24%
--------------------------------------------------
Education and Civic Organizations              23%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------
Long-Term Care                                  8%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.0795
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                           0.0805
Oct                           0.0805
Nov                           0.0805
Dec                           0.0805



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        15.04
                              14.82
                              14.68
                              15
                              15.13
                              15.17
                              14.97
                              15.4
                              15.6
                              15.46
                              15.5
                              15.32
                              15.36
                              15.32
                              15.33
                              15.48
                              15.43
                              15.44
                              15.85
                              16.06
                              16.22
                              16.33
                              16.18
                              16.4
                              16.49
                              16.4
                              15.85
                              14.44
                              14.62
                              14.77
                              14.59
                              14.52
                              14.6
                              14.8
                              14.88
                              15.18
                              15.31
                              15.5
                              15.63
                              15.4
                              15.9
                              16
                              15.91
                              15.73
                              15.71
                              15.7
                              15.73
                              15.75
12/31/03                      16.27


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1732 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of December 31, 2003


NVY
Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           60%
AA                            27%
A                              3%
BBB                            9%
NR                             1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.69
--------------------------------------------------
Common Share Net Asset Value                $15.57
--------------------------------------------------
Premium/(Discount) to NAV                    0.77%
--------------------------------------------------
Market Yield                                 5.86%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.14%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.37%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $57,978
--------------------------------------------------
Average Effective Maturity (Years)           17.93
--------------------------------------------------
Leverage-Adjusted Duration                   10.34
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.43%         8.42%
--------------------------------------------------
Since Inception                9.34%        11.64%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         25%
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------
Healthcare                                      7%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765
Dec                           0.0765



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/03                        14.58
                              14.95
                              15
                              15.35
                              15.01
                              14.89
                              15.2
                              15.52
                              15.13
                              15.25
                              15.44
                              14.97
                              15.1
                              15.43
                              15.25
                              15.4
                              15.07
                              15.29
                              15.6
                              15.79
                              15.87
                              16
                              15.81
                              15.82
                              15.79
                              15.79
                              15.41
                              14.33
                              14.27
                              14.13
                              14.21
                              14.52
                              14.95
                              14.55
                              14.53
                              14.7
                              14.76
                              14.74
                              14.82
                              14.88
                              15.23
                              15.26
                              14.9
                              15.16
                              15.25
                              15.28
                              15.7
                              15.57
12/31/03                      15.74


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 30%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1557 per share.

Shareholder
           MEETING REPORT

The Shareholder Meeting was held on November 17, 2003, in Chicago at Nuveen's headquarters.

                                                                         NQJ                                    NNJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William E. Bennett
   For                                                        18,517,207                --           11,036,353                  --
   Withhold                                                      194,726                --              151,213                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================
Robert P. Bremner
   For                                                        18,533,041                --           11,025,987                  --
   Withhold                                                      178,892                --              161,579                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================
Lawrence H. Brown
   For                                                        18,520,350                --           11,034,188                  --
   Withhold                                                      191,583                --              153,378                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================
Jack B. Evans
   For                                                        18,536,254                --           11,039,093                  --
   Withhold                                                      175,679                --              148,473                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                        18,513,423                --           11,028,847                  --
   Withhold                                                      198,510                --              158,719                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================
William L. Kissick
   For                                                        18,507,299                --           11,027,552                  --
   Withhold                                                      204,634                --              160,014                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                        18,508,319                --           11,026,851                  --
   Withhold                                                      203,614                --              160,715                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================
Peter R. Sawers
   For                                                        18,511,683                --           11,030,410                  --
   Withhold                                                      200,250                --              157,156                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                  --
====================================================================================================================================

                                                                         NQJ                                    NNJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William J. Schneider
   For                                                                --             6,143                   --              3,411
   Withhold                                                           --                22                   --                124
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             6,165                   --              3,535
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                --             6,143                   --              3,411
   Withhold                                                           --                22                   --                124
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             6,165                   --              3,535
====================================================================================================================================
Judith M. Stockdale
   For                                                        18,539,171                --           11,027,792                 --
   Withhold                                                      172,762                --              159,774                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                 --
====================================================================================================================================
Sheila W. Wellington
   For                                                        18,506,999                --           11,025,852                 --
   Withhold                                                      204,934                --              161,714                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      18,711,933                --           11,187,566                 --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                                                          NXJ                                   NUJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William E. Bennett
   For                                                         6,393,262                --            4,381,930                  --
   Withhold                                                       47,583                --               48,316                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
Robert P. Bremner
   For                                                         6,385,670                --            4,384,028                  --
   Withhold                                                       55,175                --               46,218                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
Lawrence H. Brown
   For                                                         6,388,669                --            4,387,361                  --
   Withhold                                                       52,176                --               42,885                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
Jack B. Evans
   For                                                         6,393,262                --            4,384,028                  --
   Withhold                                                       47,583                --               46,218                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                         6,388,669                --            4,384,026                  --
   Withhold                                                       52,176                --               46,220                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
William L. Kissick
   For                                                         6,388,669                --            4,384,028                  --
   Withhold                                                       52,176                --               46,218                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                         6,388,669                --            4,383,278                  --
   Withhold                                                       52,176                --               46,968                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
Peter R. Sawers
   For                                                         6,388,669                --            4,384,028                  --
   Withhold                                                       52,176                --               46,218                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================

                                                                           NXJ                                   NUJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William J. Schneider
   For                                                                --             1,687                   --               1,370
   Withhold                                                           --                --                   --                   6
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             1,687                   --               1,376
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                --             1,687                   --               1,370
   Withhold                                                           --                --                   --                   6
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             1,687                   --               1,376
====================================================================================================================================
Judith M. Stockdale
   For                                                         6,393,262                --            4,385,927                  --
   Withhold                                                       47,583                --               44,319                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================
Sheila W. Wellington
   For                                                         6,386,869                --            4,384,029                  --
   Withhold                                                       53,976                --               46,217                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       6,440,845                --            4,430,246                  --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)

                                                                         NQP                                      NPY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William E. Bennett
   For                                                        14,513,219                --           14,368,030                  --
   Withhold                                                      193,256                --              141,511                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
Robert P. Bremner
   For                                                        14,518,933                --           14,370,126                  --
   Withhold                                                      187,542                --              139,415                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
Lawrence H. Brown
   For                                                        14,508,649                --           14,361,976                  --
   Withhold                                                      197,826                --              147,565                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
Jack B. Evans
   For                                                        14,515,512                --           14,376,154                  --
   Withhold                                                      190,963                --              133,387                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                        14,487,391                --           14,340,456                  --
   Withhold                                                      219,084                --              169,085                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
William L. Kissick
   For                                                        14,484,208                --           14,342,529                  --
   Withhold                                                      222,267                --              167,012                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                        14,483,675                --           14,346,370                  --
   Withhold                                                      222,800                --              163,171                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
Peter R. Sawers
   For                                                        14,499,223                --           14,355,448                  --
   Withhold                                                      207,252                --              154,093                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================

                                                                          NQP                                   NPY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William J. Schneider
   For                                                                --             5,006                   --               4,463
   Withhold                                                           --                20                   --                  30
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             5,026                   --               4,493
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                --             5,007                   --               4,464
   Withhold                                                           --                19                   --                  29
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             5,026                   --               4,493
====================================================================================================================================
Judith M. Stockdale
   For                                                        14,505,818                --           14,360,428                  --
   Withhold                                                      200,657                --              149,113                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================
Sheila W. Wellington
   For                                                        14,465,312                --           14,332,381                  --
   Withhold                                                      241,163                --              177,160                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      14,706,475                --           14,509,541                  --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                                                          NXM                                      NVY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William E. Bennett
   For                                                         3,165,724                --            3,574,458                 --
   Withhold                                                       28,018                --               31,104                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================
Robert P. Bremner
   For                                                         3,165,524                --            3,578,012                 --
   Withhold                                                       28,218                --               27,550                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================
Lawrence H. Brown
   For                                                         3,162,024                --            3,576,458                 --
   Withhold                                                       31,718                --               29,104                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================
Jack B. Evans
   For                                                         3,165,724                --            3,574,666                 --
   Withhold                                                       28,018                --               30,896                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                         3,160,950                --            3,573,256                 --
   Withhold                                                       32,792                --               32,306                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================
William L. Kissick
   For                                                         3,161,749                --            3,578,624                 --
   Withhold                                                       31,993                --               26,938                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                         3,160,950                --            3,574,455                 --
   Withhold                                                       32,792                --               31,107                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================
Peter R. Sawers
   For                                                         3,160,949                --            3,578,624                 --
   Withhold                                                       32,793                --               26,938                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                 --
====================================================================================================================================

                                                                           NXM                                   NVY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                              Common and                             Common and
                                                           MuniPreferred     MuniPreferred        MuniPreferred       MuniPreferred
                                                           shares voting     shares voting        shares voting       shares voting
                                                                together          together             together            together
                                                              as a class        as a class           as a class          as a class
====================================================================================================================================
William J. Schneider
   For                                                                --               965                   --               1,118
   Withhold                                                           --                 3                   --                   2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --               968                   --               1,120
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                --               965                   --               1,118
   Withhold                                                           --                 3                   --                   2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --               968                   --               1,120
====================================================================================================================================
Judith M. Stockdale
   For                                                         3,165,324                --            3,576,465                  --
   Withhold                                                       28,418                --               29,097                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                  --
====================================================================================================================================
Sheila W. Wellington
   For                                                         3,160,950                --            3,574,956                  --
   Withhold                                                       32,792                --               30,606                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       3,193,742                --            3,605,562                  --
====================================================================================================================================

                            Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.3%

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
$       9,125    5.750%, 6/01/32                                                      6/12 at 100.00         BBB        $ 8,389,160
        3,000    6.000%, 6/01/37                                                      6/12 at 100.00         BBB          2,682,840

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
        3,200    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          3,062,752
        2,625    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          2,518,005


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.3%

        2,500   Bergen County Improvement Authority, New Jersey, Revenue              9/12 at 101.00         N/R          2,568,950
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        3,720   New Jersey Higher Education Student Assistance Authority,             6/10 at 101.00         AAA          3,911,134
                 Student Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17
                 (Alternative Minimum Tax) - MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Saint Peter's College Issue, Series 1998B:
        1,000    5.375%, 7/01/18                                                      7/08 at 102.00         BB+            904,530
        1,750    5.500%, 7/01/27                                                      7/08 at 102.00         BB+          1,513,348

        1,250   New Jersey Educational Facilities Authority, Revenue Refunding        7/08 at 101.00         AAA          1,294,000
                 Bonds, Seton Hall University Project, Series 1998F,
                 5.000%, 7/01/21 - AMBAC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 100.00         AAA          1,026,730
                 Ramapo College, Series 2001D, 5.000%, 7/01/31 -
                 AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2001G:
        1,000    5.250%, 7/01/20 - MBIA Insured                                       7/11 at 100.00         AAA          1,081,990
        1,945    5.250%, 7/01/21 - MBIA Insured                                       7/11 at 100.00         AAA          2,093,637

          750   New Jersey Educational Facilities Authority, Revenue Refunding        7/12 at 100.00          AA            796,103
                 Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 -
                 RAAI Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/12 at 100.00         AAA          2,058,600
                 New Jersey City University, Series 2002A, 5.000%, 7/01/32 -
                 AMBAC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00           A          2,047,320
                 Fairleigh Dickinson University, Series 2002D,
                 5.250%, 7/01/32 - ACA Insured

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA          1,636,455
                 Kean University, Series 2003D, 5.250%, 7/01/20 -
                 FGIC Insured

        1,300   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA          1,390,779
                 Rowan University, Series 2003I, 5.125%, 7/01/21 -
                 FGIC Insured

        4,810   New Jersey Higher Education Assistance Authority, Student             6/07 at 102.00         AAA          4,983,930
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1997A, 5.800%, 6/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        4,235   Puerto Rico Industrial, Tourist, Educational, Medical, and            9/11 at 100.00         BBB          4,403,934
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart
                 Project, Series 2001, 5.250%, 9/01/21

                University of Medicine and Dentistry, New Jersey, Certificates
                of Participation, Series 2003:
        1,945    5.000%, 4/15/20 - AMBAC Insured                                      4/13 at 100.00         AAA          2,067,379
        1,370    5.000%, 4/15/22 - AMBAC Insured                                      4/13 at 100.00         AAA          1,441,103

                University of Medicine and Dentistry, New Jersey,
                Revenue Bonds, Series 2002A:
        2,000    5.000%, 12/01/24 - AMBAC Insured                                    12/12 at 100.00         AAA          2,074,940
        4,000    5.500%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         AAA          4,354,080


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.2%

$       1,500   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-        $ 1,476,810
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27

        2,535   New Jersey Health Care Facilities Financing Authority,                1/04 at 102.00        Baa2          2,583,393
                 Revenue Bonds, Deborah Heart and Lung Center Issue,
                 Series 1993, 6.200%, 7/01/13

        6,150   New Jersey Health Care Facilities Financing Authority,                8/11 at 100.00         AAA          6,274,599
                 FHA-Insured Mortgage Revenue Bonds, Jersey City
                 Medical Center Issue, Series 2001, 5.000%, 8/01/41 -
                 AMBAC Insured

        3,000   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A3          3,128,100
                 Revenue Bonds, Kennedy Health System, Series 2001,
                 5.500%, 7/01/21

        3,135   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          3,204,127
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.125%, 7/01/32 - RAAI Insured

        7,860   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          8,240,031
                 Revenue Bonds, South Jersey Hospital System,
                 Series 2002, 5.875%, 7/01/21

        3,000   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          3,009,900
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

                New Jersey Health Facilities Financing Authority, Revenue Bonds,
                Robert Wood Johnson University Hospital, Series 2000:
        3,850    5.750%, 7/01/25                                                      7/10 at 100.00          A+          4,124,236
        2,000    5.750%, 7/01/31                                                      7/10 at 100.00          A+          2,135,480

        4,320   New Jersey Health Care Facilities Financing Authority,                7/08 at 101.00         Aaa          4,435,862
                 Revenue and Refunding Bonds, Saint Barnabas Health Care
                 System, West Hudson Hospital Obligated Group,
                 Series 1998A, 5.000%, 7/01/23 - MBIA Insured

        5,040   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          5,389,474
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.375%, 7/01/31 - AMBAC Insured

        2,000   New Jersey Health Facilities Financing Authority, Revenue             7/10 at 100.00        Baa1          2,187,380
                 Bonds, Saint Peter's University Hospital, Series 2000A,
                 6.875%, 7/01/20

        3,500   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA          3,676,085
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - FSA Insured

        3,925   Newark, New Jersey, GNMA Collateralized Health Care                   6/12 at 102.00         Aaa          4,131,651
                 Facility Revenue Bonds, New Community Urban
                Renewal Corporation, Series 2001A, 5.200%, 6/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.5%

        3,790   Hudson County Improvement Authority, New Jersey,                      6/04 at 100.00         AA-          3,817,591
                 Multifamily Housing Revenue Bonds, Conduit Financing -
                 Observer Park Project, Series 1992A, 6.900%, 6/01/22
                 (Alternative Minimum Tax)

        1,090   Long Branch Housing Finance Corporation, New Jersey,                  4/04 at 100.00         N/R          1,096,518
                 Housing Revenue Bonds, Washington Manor Associates
                 Ltd. Section 8 Assisted Elderly Project, Series 1980,
                 10.000%, 10/01/11

        4,500   New Jersey Housing and Mortgage Finance Agency,                       5/05 at 102.00         AAA          4,686,120
                 Multifamily Housing Revenue Bonds, Series 1995A,
                 6.000%, 11/01/14 - AMBAC Insured

        4,500   New Jersey Housing and Mortgage Finance Agency,                       5/06 at 102.00         AAA          4,711,410
                 Multifamily Housing Revenue Bonds, Series 1996A,
                 6.250%, 5/01/28 (Alternative Minimum Tax) -
                 AMBAC Insured

        2,743   Newark Housing Authority, New Jersey, GNMA                           10/09 at 102.00         Aaa          2,851,372
                 Collateralized Housing Revenue Bonds, Fairview
                 Apartments Project, Series 2000A, 6.400%, 10/20/34
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.2%

          710   New Jersey Housing and Mortgage Finance Agency,                      10/05 at 101.50         AAA            735,716
                 Home Buyer Revenue Bonds, Series 1995-O,
                 6.350%, 10/01/27 (Alternative Minimum Tax) -
                 MBIA Insured

        9,150   New Jersey Housing and Mortgage Finance Agency,                      10/07 at 101.50         AAA          9,555,620
                 Home Buyer Revenue Bonds, Series 1997U,
                 5.850%, 4/01/29 (Alternative Minimum Tax) -
                 MBIA Insured

        8,875   New Jersey Housing and Mortgage Finance Agency,                      10/10 at 100.00         AAA          9,350,789
                 Home Buyer Revenue Bonds, Series 2000CC,
                 5.875%, 10/01/31 (Alternative Minimum Tax) -
                 MBIA Insured

        2,880   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          2,983,594
                 Securities, Home Mortgage Revenue Bonds,
                 Series 2001A, 5.200%, 12/01/33

        2,880   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          2,969,568
                 Securities, Home Mortgage Revenue Bonds, Series 2001B,
                 5.300%, 12/01/28 (Alternative Minimum Tax)


                                       23


                            Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.6%

$       5,000   New Jersey Economic Development Authority, Economic                     No Opt. Call        Baa3        $ 5,134,300
                 Development Revenue Refunding Bonds, Kapkowski Road
                 Landfill Project, Series 2002, 5.750%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8%

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, House of the Good Shepherd Obligated Group, Series 2001:
        1,000    5.100%, 7/01/21 - RAAI Insured                                       7/11 at 100.00          AA          1,039,060
        1,500    5.200%, 7/01/31 - RAAI Insured                                       7/11 at 100.00          AA          1,545,135

        2,950   New Jersey Economic Development Authority, GNMA                      12/11 at 103.00         Aaa          3,096,408
                 Collateralized Mortgage Revenue Bonds, Victoria Health
                 Corporation Project, Series 2001A, 5.200%, 12/20/36


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.0%

        6,250   Salem County Pollution Control Financing Authority,                   5/04 at 100.00         AA-          6,290,313
                 New Jersey, Waste Disposal Revenue Bonds, E.I.
                 DuPont de Nemours and Company - Chambers Works
                 Project, Series 1991A, 6.500%, 11/15/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.6%

                Clifton, New Jersey, General Obligation Bonds, Series 2002:
        1,700    5.000%, 1/15/21 - FGIC Insured                                       1/11 at 100.00         AAA          1,784,745
        1,625    5.000%, 1/15/22 - FGIC Insured                                       1/11 at 100.00         AAA          1,694,924

        1,000   Essex County, New Jersey, General Obligation Refunding               11/07 at 101.00         Aaa          1,105,190
                 Bonds, Series 1996A-1, 5.000%, 11/15/11 - FGIC Insured

        2,320   Hoboken, New Jersey, Fiscal Year Adjustment, General                    No Opt. Call         AAA          2,739,595
                 Obligation Bonds, Series 1991, 8.900%, 8/01/06 -
                 FSA Insured

        1,735   Jersey City, New Jersey, General Obligation Public                    9/11 at 102.00         AAA          1,844,964
                 Improvement Bonds, Series 2003B, 5.000%, 9/01/20 -
                 FSA Insured

        3,000   Jersey City, New Jersey, General Obligation Improvement                 No Opt. Call         AAA          3,416,580
                 Bonds, Series 2002A, 5.250%, 3/01/13 - AMBAC Insured

                Middleton Township Board of Education, Monmouth County,
                New Jersey, Refunding School Bonds:
        4,725    5.000%, 8/01/22 - FSA Insured                                        8/10 at 100.00         AAA          4,930,632
        1,500    5.000%, 8/01/27 - FSA Insured                                        8/10 at 100.00         AAA          1,545,630

        2,000   Morristown, New Jersey, General Obligation Bonds,                     8/05 at 102.00         AAA          2,190,720
                 Series 1995 Refunding, 6.500%, 8/01/19 - FSA Insured

        5,000   New Jersey, General Obligation Bonds, Series 1992D,                     No Opt. Call          AA          5,931,700
                 6.000%, 2/15/11

        2,000   Puerto Rico, Public Improvement General Obligation Refunding          7/11 at 100.00         AAA          2,083,740
                 Bonds, Series 2001, 5.125%, 7/01/30 - FSA Insured

                Sayreville School District, Middlesex County, New Jersey,
                General Obligation Bonds, Series 2002:
        1,470    5.000%, 3/01/24 - FGIC Insured                                       3/12 at 100.00         AAA          1,531,417
        1,545    5.000%, 3/01/25 - FGIC Insured                                       3/12 at 100.00         AAA          1,604,174

          900   West Deptford Township, Gloucester County, New Jersey,                3/06 at 102.00         AAA            980,775
                 General Obligation Bonds, Series 1996, 5.250%, 3/01/14 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.3%

        3,320   Atlantic County, New Jersey, Improvement Authority,                  11/10 at 100.00         Aaa          3,559,837
                 Egg Harbor Township Guaranteed Revenue Bonds, The
                 Egg Harbor Township Golf Corporation Project, Series 2000,
                 5.400%, 11/01/30 - AMBAC Insured

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
        1,510    4.500%, 11/15/12                                                       No Opt. Call         Aaa          1,654,416
        1,795    5.000%, 11/15/17                                                    11/13 at 100.00         Aaa          1,987,837
        2,000    5.000%, 11/15/18                                                    11/13 at 100.00         Aaa          2,196,140

        2,225   Essex County Improvement Authority, New Jersey, General              10/13 at 100.00         Aaa          2,302,630
                 Obligation Lease Bonds, Correctional Facilities Project,
                 Series 2003A, 5.000%, 10/01/28 - FGIC Insured

       10,000   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa         11,473,300
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000,
                 6.000%, 10/01/25 - FGIC Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$      10,000   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa        $11,240,200
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 -
                 FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
        2,000    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA          2,204,060
        3,000    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA          3,197,760
        3,365    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA          3,564,545

                Lacey Municipal Utilities Authority, Ocean County, New Jersey,
                Water Revenue Bonds, Series 2003B:
        1,750    5.000%, 12/01/17 (DD, settling 1/08/04) - FGIC Insured              12/13 at 100.00         Aaa          1,906,258
        1,835    5.000%, 12/01/18 - FGIC Insured                                     12/13 at 100.00         Aaa          1,983,158
        1,000    5.000%, 12/01/19 - FGIC Insured                                     12/13 at 100.00         Aaa          1,072,280

        1,445   Lower Township Municipal Utilities Authority, Cape May                  No Opt. Call         Aaa          1,587,737
                 County, New Jersey, Revenue Bonds, Series 2003D,
                 5.000%, 12/01/16 - FGIC Insured

        2,535   Mansfield Township Board of Education, Warren County,                 3/06 at 102.00         AAA          2,793,012
                 New Jersey, Certificates of Participation, 5.900%, 3/01/15 -
                 MBIA Insured

        1,500   Middlesex County, New Jersey, Certificates of Participation,          8/11 at 100.00         AAA          1,545,255
                 Series 2001, 5.000%, 8/01/31 - MBIA Insured

                Middlesex County Improvement Authority, New Jersey, County
                Guaranteed Open Space Trust Fund Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                      9/13 at 100.00         AAA          1,121,470
        2,000    5.250%, 9/15/18                                                      9/13 at 100.00         AAA          2,217,160
        1,000    5.250%, 9/15/21                                                      9/13 at 100.00         AAA          1,088,330

        2,500   New Jersey Health Care Facilities Financing Authority,                9/13 at 100.00         AA-          2,558,725
                 Department of Human Services Lease Revenue Bonds,
                 Greystone Park Psychiatric Hospital Project, Series 2003,
                 5.000%, 9/15/25 (DD, settling 1/02/04)

        1,000   New Jersey Economic Development Authority, School                     6/11 at 100.00         AAA          1,087,740
                 Facilities Construction Bonds, Series 2001A,
                 5.250%, 6/15/19 - AMBAC Insured

                New Jersey Economic Development Authority, School Facilities
                Construction Financing Act Bonds, Series 2002C:
        4,000    5.000%, 6/15/15 - MBIA Insured                                       6/12 at 100.00         AAA          4,379,080
        5,000    5.000%, 6/15/20 - MBIA Insured                                       6/12 at 100.00         AAA          5,291,250

        3,000   New Jersey Economic Development Authority, School                     6/13 at 100.00         AAA          3,259,530
                 Facilities Construction Bonds, Series 2003F,
                 5.250%, 6/15/21 - FGIC Insured

                New Jersey Transportation Trust Fund Authority,
                Transportation System Bonds, Series 2003C:
        3,000    5.500%, 6/15/17                                                      6/13 at 100.00         AA-          3,380,280
        3,000    5.500%, 6/15/18                                                      6/13 at 100.00         AA-          3,360,120

        5,670   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          5,932,975
                 System Bonds, Series 2001B, 5.000%, 12/15/21 -
                 MBIA Insured

        1,895   North Bergen Township Municipal Utilities Authority,                    No Opt. Call         AAA          2,432,687
                 Hudson County, New Jersey, Sewer Revenue Refunding
                 Bonds, Series 1993, 7.875%, 12/15/09 - FGIC Insured

        1,000   Ocean County Utilities Authority, New Jersey, Wastewater              1/07 at 102.00         Aa1          1,103,970
                 Revenue Refunding Bonds, Series 1997, 5.125%, 1/01/10

        1,250   Ocean County Utilities Authority, New Jersey, Wastewater              1/11 at 101.00         Aa1          1,334,425
                 Revenue Refunding Bonds, Series 2000, 5.000%, 1/01/18

        2,000   West Orange Board of Education, Essex County, New Jersey,            10/09 at 101.00         Aaa          2,290,600
                 Certificates of Participation, Series 1999, 6.000%, 10/01/24 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 33.6%

        3,275   Delaware River and Bay Authority, Delaware and New Jersey,            1/10 at 101.00         AAA          3,652,084
                 Revenue Bonds, Series 2000A, 5.750%, 1/01/29 -
                 AMBAC Insured

        2,960   Delaware River Port Authority, New Jersey and Pennsylvania,           1/12 at 100.00         AAA          3,102,169
                 Port District Project Revenue Refunding Bonds, Series 2001A,
                 5.200%, 1/01/27 - FSA Insured

        7,000   Delaware River Port Authority, New Jersey and Pennsylvania,           1/06 at 102.00         AAA          7,472,010
                 Revenue Bonds, Series 1995, 5.500%, 1/01/26 - FGIC Insured


                                       25


                            Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       3,500   Delaware River Port Authority, New Jersey and Pennsylvania,           1/10 at 100.00         AAA        $ 3,933,545
                 Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

        3,000   New Jersey Economic Development Authority, Economic                   5/04 at 100.00         CCC          2,022,300
                 Development Bonds, American Airlines, Inc. Project,
                 7.100%, 11/01/31 (Alternative Minimum Tax)

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 2000A:
        9,275    5.500%, 1/01/25 - MBIA Insured                                       1/10 at 100.00         AAA         10,086,934
       10,000    5.500%, 1/01/27                                                      1/10 at 100.00           A         10,593,500
        2,000    5.500%, 1/01/30 - MBIA Insured                                       1/10 at 100.00         AAA          2,171,400

        9,500   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA         10,178,775
                 Series 2003A, 5.000%, 1/01/19 - FGIC Insured

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
          600    6.500%, 1/01/16                                                        No Opt. Call           A            732,474
          160    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            197,776

        5,000   Port Authority of New York and New Jersey, Consolidated               6/05 at 101.00         AAA          5,314,100
                 Revenue Bonds, One Hundredth Series 1995, 5.750%, 6/15/30 -
                 MBIA Insured

        3,930   Port Authority of New York and New Jersey, Consolidated               7/08 at 101.00         AA-          4,001,762
                 Revenue Bonds, One Hundred Twenty-Second Series 2001,
                 5.125%, 1/15/36 (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Twenty-Fifth Series 2002:
        2,280    5.000%, 10/15/26 - FSA Insured                                       4/12 at 101.00         AAA          2,366,252
        5,000    5.000%, 4/15/32 - FSA Insured                                        4/12 at 101.00         AAA          5,162,950

        6,850   The Port Authority of New York and New Jersey, Consolidated          10/07 at 101.00         AAA          7,295,387
                 Revenue Bonds, One Hundred Twenty-First
                 Series 2000, 5.375%, 10/15/35 - MBIA Insured

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC Project, Series 6:
        3,500    7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured              No Opt. Call         AAA          4,289,390
        6,605    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured           12/07 at 102.00         AAA          7,419,529
       12,130    5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured           12/07 at 100.00         AAA         13,290,720

        2,000   South Jersey Port Corporation, New Jersey, Marine Terminal            1/13 at 100.00           A          2,044,160
                 Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.0%

        5,175   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          5,795,327
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,000   Monmouth County Improvement Authority, New Jersey,                    7/07 at 101.00         AAA          1,138,770
                 Revenue Bonds, Howell Township Board of Education
                 Project, Series 1997, 5.800%, 7/15/17 (Pre-refunded to
                 7/15/07) - AMBAC Insured

        3,000   New Jersey Highway Authority, Garden State Senior Parkway,            1/10 at 101.00         AAA          3,495,000
                 Revenue Refunding Bonds, Series 1999, 5.625%, 1/01/30
                 (Pre-refunded to 1/01/10)

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        2,170    6.500%, 1/01/16                                                        No Opt. Call        A***          2,663,458
          580    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            717,501

        7,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          8,167,875
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/34


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.0%

        2,655   Camden County Pollution Control Financing Authority,                  6/04 at 100.00          B2          2,581,244
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        3,500   Camden County Pollution Control Financing Authority,                  6/04 at 100.00          B2          3,405,360
                 New Jersey, Solid Waste Disposal and Resource
                 Recovery System Revenue Bonds, Series 1991A,
                 7.500%, 12/01/10 (Alternative Minimum Tax)

          400   New Jersey Economic Development Authority, Adjustable -               1/04 at 102.00          A2            418,920
                 Fixed Rate Pollution Control Revenue Bonds, Jersey Central
                 Power and Light Company Project, Series 1985,
                 7.100%, 7/01/15

        5,950   Puerto Rico Electric Power Authority, Power Revenue                   7/09 at 101.50         AAA          6,686,967
                 Refunding Bonds, Series FF, 5.250%, 7/01/13 - MBIA Insured


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,500   Salem County Pollution Control Financing Authority,                   4/12 at 101.00        Baa1        $ 2,582,075
                 New Jersey, Pollution Control Revenue Refunding Bonds,
                 PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31
                 (Alternative Minimum Tax)

        3,000   Union County Utilities Authority, New Jersey, Solid Waste             6/08 at 101.00         AAA          3,041,760
                 Facility Senior Lease Revenue Bonds, Ogden Martin Systems
                 of Union, Inc. Lessee, Series 1998A, 5.000%, 6/01/23
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.4%

        3,000   Jersey City Municipal Utilities Authority, Hudson County,             7/08 at 102.00         AAA          3,105,570
                 New Jersey, Sewer Revenue Bonds, Series 2001A-2,
                 5.200%, 7/15/21 (Alternative Minimum Tax) - FGIC Insured

        7,500   New Jersey Economic Development Authority, Water Facilities           5/06 at 102.00         Aaa          8,197,350
                 Revenue Bonds, American Water Works Company, Series 1996,
                 6.000%, 5/01/36 (Alternative Minimum Tax) - FGIC Insured

        5,250   New Jersey Economic Development Authority, Water                      7/08 at 102.00         AAA          5,414,582
                 Facilities Revenue Bonds, American Water Works Company
                 Project, Series 1998A, 5.250%, 7/01/38 (Alternative
                 Minimum Tax) - FGIC Insured

                North Hudson Sewer Authority, New Jersey, Sewer Revenue
                Refunding Bonds, Series 2002A:
        3,000    5.250%, 8/01/16 - FGIC Insured                                       8/12 at 100.00         Aaa          3,328,710
        3,000    5.250%, 8/01/18 - FGIC Insured                                       8/12 at 100.00         Aaa          3,294,060
------------------------------------------------------------------------------------------------------------------------------------
$     442,518   Total Long-Term Investments (cost $446,202,618) - 149.8%                                                470,015,640
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      5,771,606
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                       (162,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $313,787,246
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.

                                       27


                            Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.5%

$       3,500   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB        $ 3,217,760
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        3,520    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          3,369,027
        2,250    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          2,158,290


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.3%

                New Jersey Higher Education Student Assistance Authority,
                Student Loan Revenue Bonds, Series 2000A:
        2,695    5.700%, 6/01/08 (Alternative Minimum Tax) - MBIA Insured               No Opt. Call         AAA          2,860,769
        1,810    6.000%, 6/01/15 (Alternative Minimum Tax) - MBIA Insured             6/10 at 101.00         AAA          1,933,008

        3,075   New Jersey Economic Development Authority, Economic                     No Opt. Call         N/R          3,306,148
                 Development Bonds, Yeshiva Ktana of Passaic - 1992 Project,
                 8.000%, 9/15/18

          515   New Jersey Educational Facilities Authority, Revenue Bonds,           1/04 at 100.00          A-            517,235
                 Trenton State College Issue, Series 1976D, 6.750%, 7/01/08

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/04 at 102.00         AAA          1,041,150
                 New Jersey Institute of Technology Issue, Series 1994A,
                 6.000%, 7/01/24 - MBIA Insured

        3,330   New Jersey Educational Facilities Authority, Revenue Bonds,           7/06 at 101.00         AAA          3,637,992
                 Montclair State University, Dormitory/Cafeteria Facility,
                 Series 1996C, 5.400%, 7/01/12 - AMBAC Insured

          500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00           A            511,830
                 Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 -
                 ACA Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA          1,069,830
                 Rowan University, Series 2003I, 5.125%, 7/01/21 -
                 FGIC Insured

          385   New Jersey Higher Education Assistance Authority, Student             1/04 at 101.00          A+            389,143
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)

        3,110   New Jersey Higher Education Assistance Authority, Student             6/09 at 101.00         AAA          3,307,765
                 Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18
                 (Alternative Minimum Tax) - MBIA Insured

        2,025   University of Medicine and Dentistry, New Jersey,                     4/13 at 100.00         AAA          2,139,635
                 Certificates of Participation, Series 2003, 5.000%, 4/15/21 -
                 AMBAC Insured

        3,000   University of Medicine and Dentistry, New Jersey, Revenue            12/12 at 100.00         AAA          3,092,370
                 Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.3%

        3,500   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A3          3,623,270
                 Revenue Bonds, Kennedy Health System, Series 2001,
                 5.625%, 7/01/31

        1,710   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          1,759,385
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.000%, 7/01/22 - RAAI Insured

        1,130   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00          A-          1,191,709
                 Revenue Refunding Bonds, Atlantic City Medical Center,
                 Series 2002, 5.750%, 7/01/25

        3,000   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          3,145,050
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        1,875   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          1,881,188
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        2,900   New Jersey Health Care Facilities Financing Authority,                1/10 at 101.00          A2          3,030,355
                 Revenue Bonds, Hackensack University Medical Center,
                 Series 2000, 6.000%, 1/01/34

        2,000   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          2,265,180
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.750%, 7/01/15 - AMBAC Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,800   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA        $ 2,041,452
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.625%, 7/01/12 - FSA Insured

        2,900   Puerto Rico Industrial, Medical, Educational, and                     6/04 at 103.00        Baa1          2,987,986
                 Environmental Pollution Control Facilities Financing
                 Authority, Adjustable Rate Industrial Revenue Bonds,
                 American Home Products Corporation, Series 1983A,
                 5.100%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.9%

          340   Essex County Improvement Authority, New Jersey, FNMA                 11/12 at 100.00         Aaa            343,648
                 Multifamily Enhanced Revenue Bonds, Mount Carmel
                 Towers Project, Series 2002, 4.750%, 11/01/22
                 (Alternative Minimum Tax)

          655   Long Branch Housing Finance Corporation New Jersey,                   4/04 at 100.00         N/R            658,917
                 Housing Revenue Bonds, Washington Manor Associates
                 Ltd. Section 8 Assisted Elderly Project, Series 1980,
                 10.000%, 10/01/11

        2,875   New Jersey Housing and Mortgage Finance Agency,                       5/05 at 102.00         AAA          2,993,910
                 Multifamily Housing Revenue Bonds, Series 1995A,
                 6.000%, 11/01/14 - AMBAC Insured

        7,000   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          7,545,510
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.550%, 5/01/27 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.1%

        1,000   New Jersey Housing and Mortgage Finance Agency,                      10/05 at 101.50         AAA          1,038,020
                 Home Buyer Revenue Bonds, Series 1995-O,
                 6.300%, 10/01/23 (Alternative Minimum Tax) -
                 MBIA Insured

                New Jersey Housing and Mortgage Finance Agency,
                Home Buyer Revenue Bonds, Series 1997U:
        1,965    5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured           10/07 at 101.50         AAA          2,081,505
        1,375    5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured            10/07 at 101.50         AAA          1,435,954

        1,000   New Jersey Housing and Mortgage Finance Agency,                      10/08 at 101.50         AAA          1,027,720
                 Home Buyer Revenue Bonds, Series 1998X, 5.350%, 4/01/29
                 (Alternative Minimum Tax) - MBIA Insured

          500   New Jersey Housing and Mortgage Finance Agency,                         No Opt. Call         AAA            522,350
                 Home Buyer Revenue Bonds, Series 2000CC,
                 4.600%, 10/01/09 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.5%

        1,000   New Jersey Economic Development Authority, Economic                     No Opt. Call        Baa3          1,026,860
                 Development Revenue Refunding Bonds, Kapkowski
                 Road Landfill Project, Series 2002, 5.750%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.1%

        2,460   Freehold Regional High School District, Monmouth County                 No Opt. Call         AAA          2,735,126
                 Board of Education, New Jersey, School District Refunding
                 Bonds, Series 2001, 5.000%, 3/01/17 - FGIC Insured

        1,500   Jersey City, New Jersey, General Obligation Public                    9/11 at 102.00         AAA          1,595,070
                 Improvement Bonds, Series 2003B, 5.000%, 9/01/20 -
                 FSA Insured

        1,170   Jersey City, New Jersey, General Obligation Improvement                 No Opt. Call         AAA          1,332,466
                 Bonds, Series 2002A, 5.250%, 3/01/13 - AMBAC Insured

                New Jersey, General Obligation Bonds, Series 1992D:
        2,500    6.000%, 2/15/11                                                        No Opt. Call          AA          2,965,850
        1,560    6.000%, 2/15/13                                                        No Opt. Call          AA          1,873,451

        4,000   Passaic County, New Jersey, General Improvement Refunding               No Opt. Call         AAA          4,564,960
                 Bonds, Series 1993, 5.125%, 9/01/12 - FGIC Insured

                Stafford Township Board of Education, Ocean County, New Jersey,
                General Obligation Bonds, Series 2003:
        1,350    5.250%, 1/15/18 - FSA Insured                                        1/12 at 100.00         Aaa          1,475,199
        1,100    5.250%, 1/15/19 - FSA Insured                                        1/12 at 100.00         Aaa          1,194,897

        1,800   Woodbridge Township, Middlesex County, New Jersey,                    7/09 at 102.00         Aaa          1,963,926
                 Sewer Utility Bonds, Series 1999, 5.300%, 7/01/20 -
                 FGIC Insured


                                       29


                            Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.0%

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
$       1,000    4.500%, 11/15/12                                                       No Opt. Call         Aaa        $ 1,095,640
        1,200    5.000%, 11/15/17                                                    11/13 at 100.00         Aaa          1,328,916
        1,145    5.000%, 11/15/18                                                    11/13 at 100.00         Aaa          1,257,290

        1,155   Ocean County, New Jersey, Brick Township Municipal                   12/12 at 100.00         Aaa          1,271,898
                 Utilities Authority, Revenue Bonds, Series 2002,
                 5.250%, 12/01/18 - FGIC Insured

        2,225   Essex County Improvement Authority, New Jersey,                      10/13 at 100.00         Aaa          2,302,630
                 General Obligation Lease Bonds, Correctional Facilities
                 Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

        5,515   Essex County Improvement Authority, New Jersey, Lease                12/13 at 100.00         Aaa          5,980,190
                 Revenue Bonds, Series 2003, 5.125%, 12/15/19 - FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
        1,200    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA          1,322,436
        1,750    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA          1,865,360
        1,965    5.000%, 1/01/21 - FSA Insured                                       11/13 at 100.00         AAA          2,081,525

        1,000   Hudson County Improvement Authority, New Jersey,                      1/08 at 101.50         AAA          1,063,850
                 Utility System Revenue Bonds, Harrison Franchise
                 Acquisition Project, Series 1997, 5.350%, 1/01/27 -
                 FSA Insured

                Middlesex County Improvement Authority, New Jersey, County
                Guaranteed Open Space Trust Fund Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                      9/13 at 100.00         AAA          1,121,470
        1,705    5.250%, 9/15/17                                                      9/13 at 100.00         AAA          1,903,274
        1,000    5.250%, 9/15/21                                                      9/13 at 100.00         AAA          1,088,330

        2,720   New Jersey Health Care Facilities Financing Authority,                9/13 at 100.00         AA-          2,783,893
                 Department of Human Services Lease Revenue Bonds,
                 Greystone Park Psychiatric Hospital Project, Series 2003,
                 5.000%, 9/15/25 (DD, settling 1/02/04)

        1,000   New Jersey Economic Development Authority, Revenue                    2/04 at 102.00         AAA          1,023,380
                 Bonds, Public Schools Small Project Loan Program,
                 Series 1993, 5.400%, 8/15/12

                New Jersey Economic Development Authority, School Facilities
                Construction Financing Act Bonds, Series 2002C:
        3,000    5.000%, 6/15/15 - MBIA Insured                                       6/12 at 100.00         AAA          3,284,310
        2,000    5.000%, 6/15/20 - MBIA Insured                                       6/12 at 100.00         AAA          2,116,500

        3,425   New Jersey Economic Development Authority, School                     6/13 at 100.00         AAA          3,721,297
                 Facilities Construction Bonds, Series 2003F,
                 5.250%, 6/15/21 - FGIC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue                  9/12 at 100.00         AAA          1,090,350
                 Bonds, Higher Education Capital Improvement Bonds,
                 Fund Issue, Series 2002A, 5.250%, 9/01/19 -
                 AMBAC Insured

        3,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          3,466,410
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

        2,000   New Jersey Transportation Trust Fund Authority,                       6/13 at 100.00         AA-          2,240,080
                 Transportation System Bonds, Series 2003C,
                 5.500%, 6/15/18

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 1995A:
          385    5.500%, 6/15/12 - MBIA Insured                                       6/05 at 102.00         AAA            414,106
        5,000    5.000%, 6/15/15 - MBIA Insured                                       6/05 at 102.00         AAA          5,307,400

          685   New Jersey Transportation Trust Fund Authority, Transportation        6/05 at 102.00         AAA            734,067
                 System Bonds, Series 1995B, 5.500%, 6/15/15 -
                 MBIA Insured

        7,500   Puerto Rico Municipal Finance Agency, Loan Pool Bonds,                8/09 at 101.00         AAA          8,551,350
                 Series 1999A, 5.500%, 8/01/17 - FSA Insured

        1,000   Stony Brook Regional Sewer Authority, Princeton, New Jersey,            No Opt. Call         AA-          1,160,520
                 Revenue Refunding Bonds, Series 1993B, 5.450%, 12/01/12

        1,200   Trenton Parking Authority, Mercer County, New Jersey,                10/13 at 100.00         Aaa          1,248,300
                 Guaranteed Parking Revenue Bonds, Series 2003,
                 5.000%, 10/01/24 - FGIC Insured

        2,445   Union County, New Jersey, Improvement Authority General               6/13 at 100.00         Aa1          2,552,629
                 Obligation Lease Revenue Bonds, Series 2003,
                 5.000%, 6/15/23

        2,250   Western Monmouth Utilities Authority, Monmouth County,                2/05 at 102.00         AAA          2,394,248
                 New Jersey, Revenue Refunding Bonds, Series 1995A,
                 5.600%, 2/01/14 - AMBAC Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 28.1%

$       5,000   Delaware River Port Authority, New Jersey and Pennsylvania,           1/08 at 101.00         AAA        $ 5,291,250
                 Port District Project Bonds, Series 1998B, 5.000%, 1/01/19 -
                 MBIA Insured

        2,495   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                1/10 at 100.00         AAA          2,713,412
                 Series 2000A, 5.500%, 1/01/25 - MBIA Insured

        5,750   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA          6,160,838
                 Series 2003A, 5.000%, 1/01/19 - FGIC Insured

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        1,830    6.500%, 1/01/16                                                        No Opt. Call           A          2,234,046
          465    6.500%, 1/01/16 - AMBAC Insured                                        No Opt. Call         AAA            571,187
          760    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            939,436

        1,200   Port Authority of New York and New Jersey, Consolidated               5/05 at 101.00         AAA          1,270,848
                 Revenue Bonds, Ninety-Ninth Series 1995,
                 5.750%, 11/01/09 (Alternative Minimum Tax) -
                 FGIC Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               6/05 at 101.00         AAA          2,125,640
                 Revenue Bonds, One Hundredth Series 1995,
                 5.750%, 6/15/30 - MBIA Insured

        1,500   Port Authority of New York and New Jersey, Consolidated               7/06 at 101.00         AA-          1,648,065
                 Revenue Bonds, One Hundred Sixth Series 1996,
                 6.000%, 7/01/16 (Alternative Minimum Tax)

        2,500   Port Authority of New York and New Jersey, Consolidated               6/05 at 101.00         AAA          2,658,800
                 Revenue Bonds, One Hundredth Series 1995,
                 5.750%, 12/15/20 - FGIC Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               6/05 at 101.00         AA-          2,053,720
                 Bonds, One Hundred Twelfth Series 1998,
                 5.250%, 12/01/13 (Alternative Minimum Tax)

        2,000   Port Authority of New York and New Jersey, Consolidated               4/12 at 101.00         AAA          2,065,180
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 4/15/32 - FSA Insured

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC Project, Series 6:
       10,000    5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured           12/07 at 102.00         AAA         11,233,200
       11,000    5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured           12/07 at 100.00         AAA         12,052,590

        1,435   South Jersey Transportation Authority, New Jersey,                   11/09 at 101.00         AAA          1,507,754
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.8%

        5,175   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          5,795,327
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,250   New Jersey Building Authority, State Building Revenue Bonds,          6/10 at 100.00      AA-***          2,552,558
                 Series 2000A, 5.125%, 6/15/20 (Pre-refunded to 6/15/10)

          610   New Jersey Health Care Facilities Financing Authority,                8/04 at 102.00      Aa2***            638,609
                 FHA-Insured Mortgage Revenue Refunding Bonds,
                 Wayne General Hospital Issue, Series 1994B,
                 5.750%, 8/01/11 (Pre-refunded to 8/01/04)

        2,500   New Jersey Educational Facilities Authority, Revenue                  7/10 at 100.00         AAA          2,896,200
                 Bonds, Princeton University, Series 2000E,
                 5.500%, 7/01/17 (Pre-refunded to 7/01/10)

        2,000   New Jersey Transit Corporation, Certificates of                       9/09 at 100.00         AAA          2,371,960
                 Participation, Federal Transit Administration Grants,
                 Series 2000A, 6.125%, 9/15/15 (Pre-refunded to
                 9/15/09) - AMBAC Insured

        2,025   New Jersey Transportation Trust Fund Authority,                      12/11 at 100.00         AAA          2,437,472
                 Transportation System Bonds, Series 2001B,
                 6.000%, 12/15/19 (Pre-refunded to 12/15/11) -
                 MBIA Insured

          115   New Jersey Transportation Trust Fund Authority,                         No Opt. Call         AAA            124,320
                 Transportation System Bonds, Series 1995A,
                 5.500%, 6/15/12 - MBIA Insured

          415   New Jersey Transportation Trust Fund Authority,                       6/05 at 102.00         AAA            448,632
                 Transportation System Bonds, Series 1995B,
                 5.500%, 6/15/15 (Pre-refunded to 6/15/05) -
                 MBIA Insured

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        6,590    6.500%, 1/01/16                                                        No Opt. Call        A***          8,088,566
        1,720    6.500%, 1/01/16 - AMBAC Insured                                        No Opt. Call         AAA          2,127,760
        2,745    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA          3,395,757


                                       31


                            Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

                Sparta Township School District, Sussex County,
                New Jersey, General Obligation Bonds, Series 1996:
$       1,100    5.800%, 9/01/19 (Pre-refunded to 9/01/06) - MBIA Insured             9/06 at 100.00         AAA        $ 1,218,734
        1,100    5.800%, 9/01/20 (Pre-refunded to 9/01/06) - MBIA Insured             9/06 at 100.00         AAA          1,218,734
        1,100    5.800%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured             9/06 at 100.00         AAA          1,218,734


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.2%

        2,095   Camden County Pollution Control Financing Authority,                  6/04 at 100.00          B2          2,038,540
                 New Jersey, Solid Waste Disposal and Resource
                 Recovery System Revenue Bonds, Series 1991D,
                 7.250%, 12/01/10

        2,000   Puerto Rico Electric Power Authority, Power Revenue                   7/09 at 101.50         AAA          2,247,720
                 Refunding Bonds, Series FF, 5.250%, 7/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.8%

                Bayonne Municipal Utilities Authority, New Jersey, Water
                System Revenue Refunding Bonds, Series 2003A:
        1,450    5.000%, 4/01/19 - XLCA Insured                                       4/13 at 100.00         Aaa          1,539,784
        1,250    5.000%, 4/01/24 - XLCA Insured                                       4/13 at 100.00         Aaa          1,290,563

        1,000   Jersey City Sewer Authority, Hudson County, New Jersey,                 No Opt. Call         AAA          1,224,200
                 Sewer Revenue Refunding Bonds, Series 1993,
                 6.250%, 1/01/14 - AMBAC Insured

        3,100   New Jersey Economic Development Authority, Water                      3/04 at 102.00         AAA          3,169,936
                 Facilities Revenue Refunding Bonds, Hackensack Water
                 Company Project, Series 1994B, 5.900%, 3/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        3,250   New Jersey Economic Development Authority, Water                      7/08 at 102.00         AAA          3,351,885
                 Facilities Revenue Bonds, American Water Works
                 Company Project, Series 1998A, 5.250%, 7/01/38
                 (Alternative Minimum Tax) - FGIC Insured

        6,950   New Jersey Environmental Infrastructure Trust,                        9/11 at 101.00         AAA          7,250,865
                 Environmental Infrastructure Bonds, Series 2001A,
                 4.750%, 9/01/20

        7,000   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/06 at 101.00         AAA          7,204,820
                 Bonds, Series 1996, 5.125%, 8/01/22 - FGIC Insured

        3,500   North Hudson Sewer Authority, New Jersey, Sewer Revenue               8/12 at 100.00         Aaa          3,819,060
                 Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                 FGIC Insured

        1,500   Wanaque Valley Regional Sewer Authority, Passaic County,                No Opt. Call         AAA          1,777,080
                 New Jersey, Sewer Revenue Refunding Bonds,
                 Series 1993B, 5.750%, 9/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     260,625   Total Long-Term Investments (cost $262,703,624) - 145.6%                                                282,598,297
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5%

        1,000   Puerto Rico Government Development Bank, Adjustable Refunding                    A-1                      1,000,000
                 Bonds, Variable Rate Demand
                 Obligations, Series 1985, 1.060%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $263,703,624) - 146.1%                                                          283,598,297
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      2,176,627
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.2)%                                                        (91,600,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $194,174,924
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       32

                            Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3%

$         250   New Jersey Economic Development Authority, Industrial                 4/06 at 102.00         Ba3        $   250,735
                 Development Revenue Bonds, Newark Airport Marriott
                 Hotel, Series 1996 Refunding, 7.000%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.1%

        1,000   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB            919,360
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        2,240    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          2,143,926
        1,125    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          1,079,145


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.6%

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 101.00         AAA          2,059,300
                 Rowan College, Series 2001C, 5.000%, 7/01/31 - FGIC Insured

          200   New Jersey Educational Facilities Authority, Revenue Refunding        7/11 at 100.00         AAA            220,954
                 Bonds, Seton Hall University Project, Series 2001A,
                 5.250%, 7/01/16 - AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Refunding
                Bonds, Seton Hall University Project, Series 2001G:
        3,820    4.875%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA          3,953,356
        1,600    5.000%, 7/01/26 - AMBAC Insured                                      7/11 at 100.00         AAA          1,646,864

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 100.00         AAA          1,091,740
                 New Jersey Institute of Technology, Series 2001G,
                 5.250%, 7/01/18 - MBIA Insured

                Puerto Rico Industrial, Tourist, Educational, Medical, and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, University of the Sacred Heart Project,
                Series 2001:
        2,000    5.250%, 9/01/21                                                      9/11 at 100.00         BBB          2,079,780
        2,000    5.250%, 9/01/31                                                      9/11 at 100.00         BBB          2,047,360

          500   Puerto Rico Industrial, Tourist, Educational, Medical,               12/12 at 101.00         BBB            504,730
                 and Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, Ana G. Mendez University
                 System Project Refunding, Series 2002, 5.500%, 12/01/31

        1,905   University of Puerto Rico, University System Revenue Bonds,           6/05 at 101.50         AAA          2,003,831
                 Series 1995M, 5.250%, 6/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.0%

        1,000   Virgin Islands Government Refinery Facilities, Senior Secured         1/13 at 100.00        BBB-          1,046,550
                 Revenue Bonds, Hovensa LLC Coker Project, Series 2002,
                 6.500%, 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 28.8%

        3,500   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A3          3,623,270
                 Revenue Bonds, Kennedy Health System, Series 2001,
                 5.625%, 7/01/31

        1,350   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          1,415,272
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        1,000   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          1,003,300
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        1,100   New Jersey Health Care Facilities Financing Authority,                  No Opt. Call         AAA          1,205,897
                 Revenue Bonds, Kennedy Health System Obligated Group,
                 Series 1998B, 5.750%, 7/01/06 - MBIA Insured

          500   New Jersey Health Care Facilities Financing Authority,                7/10 at 101.00        BBB-            546,810
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30


                                       33


                            Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                New Jersey Health Facilities Financing Authority, Revenue Bonds,
                Robert Wood Johnson University Hospital, Series 2000:
$       3,000    5.750%, 7/01/25                                                      7/10 at 100.00          A+        $ 3,213,690
       12,000    5.750%, 7/01/31                                                      7/10 at 100.00          A+         12,812,880

        2,500   New Jersey Health Care Facilities Financing Authority,                1/09 at 101.00         AAA          2,431,250
                 Revenue Bonds, Virtua Health System, Series 1998,
                 4.500%, 7/01/28 - FSA Insured

        2,500   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00          A2          2,549,900
                 Revenue Refunding Bonds, Burdette Tomlin Memorial
                 Hospital, Series 1999, 5.500%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.1%

          145   New Jersey Economic Development Authority, District                   6/04 at 102.00        BBB-            145,715
                 Heating and Cooling Revenue Bonds, Trigen-Trenton
                 Project, Series 1993B, 6.100%, 12/01/04 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

                New Jersey Economic Development Authority, Economic Development
                Revenue Bonds, Masonic Charity Foundation Project, Series 2001:
        1,000    6.000%, 6/01/25                                                      6/11 at 102.00          A+          1,112,400
          335    5.500%, 6/01/31                                                      6/11 at 102.00          A+            355,321


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.5%

                Hamilton Township, Mercer County Board of Education, New Jersey,
                General Obligation Bonds, Series 2001:
        1,850    4.750%, 8/15/18 - FSA Insured                                        8/10 at 100.00         AAA          1,932,676
        1,630    4.750%, 8/15/19 - FSA Insured                                        8/10 at 100.00         AAA          1,693,228

                Puerto Rico, Public Improvement General Obligation
                Refunding Bonds, Series 2001:
        3,500    5.250%, 7/01/27 - FSA Insured                                        7/11 at 100.00         AAA          3,766,280
        2,000    5.125%, 7/01/30 - FSA Insured                                        7/11 at 100.00         AAA          2,083,740


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.3%

        1,745   Burlington County Bridge Commission, New Jersey,                     12/13 at 100.00         AAA          1,888,858
                 Guaranteed Pooled Loan Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured

        2,000   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa          2,248,040
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          550    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA            606,117
          900    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA            959,328
        1,015    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA          1,075,190

                New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2001A:
        2,000    5.250%, 6/15/19 - AMBAC Insured                                      6/11 at 100.00         AAA          2,175,480
        2,400    5.000%, 6/15/21 - AMBAC Insured                                      6/11 at 100.00         AAA          2,513,160

        1,500   New Jersey Economic Development Authority, School Facilities          6/12 at 100.00         AAA          1,642,155
                 Construction Financing Act Bonds, Series 2002C,
                 5.000%, 6/15/15 - MBIA Insured

        1,000   New Jersey Economic Development Authority, School Facilities          6/13 at 100.00         AAA          1,086,510
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21 -
                 FGIC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           9/12 at 100.00         AAA          1,090,350
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

        1,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          1,155,470
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        1,000    5.500%, 6/15/17                                                      6/13 at 100.00         AA-          1,126,760
        1,000    5.500%, 6/15/18                                                      6/13 at 100.00         AA-          1,120,040

        1,500   Virgin Islands Public Finance Authority, Revenue Refunding           10/08 at 101.00          AA          1,589,070
                 Senior Lien Bonds, Matching Fund Loan Notes, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 22.7%

$       1,000   Delaware River and Bay Authority, Delaware and                        1/13 at 100.00         AAA        $ 1,102,040
                 New Jersey, Revenue Bonds, Series 2003, 5.250%, 1/01/18 -
                 MBIA Insured

        1,800   New Jersey Economic Development Authority, Special                   11/10 at 101.00           B          1,637,838
                 Facilities Revenue Bonds, Continental Airlines Inc. Project,
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

        3,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA          3,214,350
                 Series 2003A, 5.000%, 1/01/19 - FGIC Insured

        3,000   Port Authority of New York and New Jersey, Consolidated               1/07 at 101.00         AAA          3,193,950
                 Revenue Bonds, One Hundred Ninth Series 1997,
                 5.375%, 1/15/32 - MBIA Insured

        3,500   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,742,725
                 Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 (Alternative Minimum Tax) -
                 MBIA Insured

        5,000   Port Authority of New York and New Jersey, Special Project           12/07 at 102.00         AAA          5,616,600
                 Bonds, JFK International Air Terminal LLC Project, Series 6,
                 5.750%, 12/01/22 (Alternative Minimum Tax) -
                 MBIA Insured

        4,000   South Jersey Transportation Authority, New Jersey,                   11/09 at 101.00         AAA          4,202,800
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 15.8%

        5,215   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          6,205,589
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

        1,565   New Jersey Educational Facilities Authority, Revenue                  7/10 at 100.00         AAA          1,789,922
                 Bonds, Princeton University, Series 2000E, 5.250%, 7/01/16
                 (Pre-refunded to 7/01/10)

        3,110   New Jersey Transportation Trust Fund Authority,                       6/09 at 100.00      AA-***          3,495,578
                 Transportation System Bonds, Series 1998A,
                 5.000%, 6/15/17 (Pre-refunded to 6/15/09)

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,351,280
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.1%

        2,185   Camden County Pollution Control Financing Authority,                  6/04 at 100.00          B2          2,124,301
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 24.1%

        4,635   New Jersey Economic Development Authority, Water                      5/08 at 102.00         Aaa          4,840,191
                 Facilities Revenue Bonds, American Water Works Company
                 Project, Series 1997B, 5.375%, 5/01/32 (Alternative
                 Minimum Tax) - FGIC Insured

        7,000   New Jersey Economic Development Authority, Water Facilities           2/08 at 102.00         AAA          7,265,370
                 Revenue Bonds, Middlesex Water  Company Project,
                 Series 1998, 5.350%, 2/01/38 (Alternative Minimum Tax) -
                 MBIA Insured

        3,000   New Jersey Economic Development Authority, Water                      7/08 at 102.00         AAA          3,094,050
                 Facilities Revenue Bonds, American Water Works Company
                 Project, Series 1998A, 5.250%, 7/01/38 (Alternative
                 Minimum Tax) - FGIC Insured

        2,775   New Jersey Environmental Infrastructure Trust, Environmental          9/08 at 101.00         AAA          2,854,532
                 Infrastructure Bonds, Series 1998A, 4.500%, 9/01/18

       15,840   North Hudson Sewer Authority, New Jersey, Sewer Revenue                 No Opt. Call         Aaa          6,085,570
                 Refunding Bonds, Series 2001A, 0.000%, 8/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     147,785   Total Long-Term Investments (cost $138,724,096) - 145.9%                                                146,032,474
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      2,083,518
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                        (48,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $100,115,992
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                                       35


                            Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.8%

$       1,250   New Jersey Economic Development Authority, Industrial                 4/06 at 102.00         Ba3        $ 1,253,675
                 Development Revenue Bonds, Newark Airport Marriott
                 Hotel, Series 1996 Refunding, 7.000%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4%

        1,125   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB          1,034,280
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

        1,600   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00         BBB          1,531,376
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.125%, 6/01/24

        1,325   Virgin Islands Tobacco Settlement Financing Corporation,              5/11 at 100.00        Baa2          1,184,192
                 Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.2%

        1,000   Bergen County Improvement Authority, New Jersey, Revenue              9/12 at 101.00         N/R          1,027,580
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        1,090   New Jersey Educational Facilities Authority, Revenue                  7/12 at 100.00          AA          1,157,002
                 Refunding Bonds, Rider University, Series 2002A,
                 5.000%, 7/01/17 - RAAI Insured

        3,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/12 at 100.00         AAA          3,126,720
                 College of New Jersey Project, Series 2002C,
                 4.750%, 7/01/19 - FGIC Insured

        2,000   Puerto Rico Industrial, Tourist, Educational, Medical,                2/09 at 101.00         BBB          2,068,320
                 and Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, Ana G. Mendez
                 University System Project, Series 1999, 5.375%, 2/01/19

        3,000   University of Medicine and Dentistry, New Jersey, Revenue            12/12 at 100.00         AAA          3,092,370
                 Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.5%

        1,000   Virgin Islands Government Refinery Facilities, Senior                 1/13 at 100.00        BBB-          1,046,550
                 Secured Revenue Bonds, Hovensa LLC Coker Project,
                 Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 25.5%

        1,500   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-          1,476,810
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27

                New Jersey Health Care Facilities Financing Authority,
                FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center
                Issue, Series 2001:
        1,000    5.000%, 8/01/31 - AMBAC Insured                                      8/11 at 100.00         AAA          1,023,720
        1,925    5.000%, 8/01/41 - AMBAC Insured                                      8/11 at 100.00         AAA          1,964,001

        1,150   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          1,175,358
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.125%, 7/01/32 - RAAI Insured

        1,000   New Jersey Health Care Facilities Financing Authority,                7/12 at 101.00        BBB-          1,021,110
                 Revenue Bonds, Palisades Medical Center of New York,
                 Presbyterian Healthcare System, Series 2002,
                 6.625%, 7/01/31

        2,500   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00          A-          2,636,525
                 Revenue Refunding Bonds, Atlantic City Medical Center,
                 Series 2002, 5.750%, 7/01/25

        1,250   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00        Baa1          1,310,437
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

          500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2            501,650
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

        3,500   New Jersey Health Facilities Financing Authority, Revenue             7/10 at 100.00          A+          3,737,090
                 Bonds, Robert Wood Johnson University Hospital,
                 Series 2000, 5.750%, 7/01/31


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         510   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA        $   535,658
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - MBIA Insured

        2,100   Puerto Rico Industrial, Medical, Educational, and                     6/04 at 103.00        Baa1          2,163,714
                 Environmental Pollution Control Facilities Financing
                 Authority, Adjustable Rate Industrial Revenue Bonds,
                 American Home Products Corporation, Series 1983A,
                 5.100%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.6%

        2,250   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          2,454,435
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.650%, 5/01/40 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.0%

        2,700   New Jersey Economic Development Authority, Economic                     No Opt. Call        Baa3          2,772,522
                 Development Revenue Refunding Bonds, Kapkowski Road
                 Landfill Project, Series 2002, 5.750%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.7%

                New Jersey Economic Development Authority, Economic Development
                Revenue Bonds, Masonic Charity Foundation Project, Series 2001:
        1,000    5.500%, 6/01/21                                                      6/11 at 102.00          A+          1,084,410
        4,000    5.500%, 6/01/31                                                      6/11 at 102.00          A+          4,242,640


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.6%

        3,000   Jackson Township School District, Ocean County,                       4/12 at 100.00         AAA          3,154,560
                 New Jersey, General Obligation Bonds, Series 2002,
                 5.000%, 4/15/21 - FGIC Insured

        1,000   Old Bridge Township Board of Education, Middlesex County,             7/11 at 100.00         AAA          1,032,620
                 New Jersey, General Obligation Bonds, Series 2002,
                 5.000%, 7/15/30 - MBIA Insured

        1,000   Puerto Rico Public Improvement, General Obligation Bonds,             7/11 at 100.00         AAA          1,061,760
                 Series 2001, 5.125%, 7/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.6%

        3,000   Ocean County, New Jersey, Brick Township Municipal                   12/12 at 100.00         Aaa          3,105,720
                 Utilities Authority, Revenue Bonds, Series 2002,
                 5.000%, 12/01/25 - FGIC Insured

        1,000   Burlington County Bridge Commission, New Jersey,                     12/13 at 100.00         AAA          1,082,440
                 Guaranteed Pooled Loan Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured

        1,000   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa          1,124,020
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 -
                 FSA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          500    5.250%, 11/01/19 - FSA Insured                                      11/13 at 100.00         AAA            551,015
          625    5.000%, 11/01/20 - FSA Insured                                      11/13 at 100.00         AAA            666,200
          700    5.000%, 11/01/21 - FSA Insured                                      11/13 at 100.00         AAA            741,510

        1,000   New Jersey Economic Development Authority, School                     6/11 at 100.00         AAA          1,087,740
                 Facilities Construction Bonds, Series 2001A,
                 5.250%, 6/15/19 - AMBAC Insured

        1,000   New Jersey Economic Development Authority, School                     6/12 at 100.00         AAA          1,058,250
                 Facilities Construction Financing Act Bonds, Series 2002C,
                 5.000%, 6/15/20 - MBIA Insured

        1,000   New Jersey Transit Corporation, Certificates of                         No Opt. Call         AAA          1,155,470
                 Participation, Federal Transit Administration Grants,
                 Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

        1,000   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AA-          1,120,040
                 System Bonds, Series 2003C, 5.500%, 6/15/18

          680   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA            711,538
                 System Bonds, Series 2001B, 5.000%, 12/15/21 - MBIA Insured

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,099,110
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+          2,112,680
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29


                                       37


                            Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 26.3%

$         770   Delaware River and Bay Authority, Delaware and New Jersey,            1/13 at 100.00         AAA        $   848,571
                 Revenue Bonds, Series 2003, 5.250%, 1/01/18 - MBIA Insured

        1,200   New Jersey Economic Development Authority, Special                   11/10 at 101.00           B          1,091,892
                 Facilities Revenue Bonds, Continental Airlines Inc. Project,
                 Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

        2,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA          2,142,900
                 Series 2003A, 5.000%, 1/01/19 - FGIC Insured

          675   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call           A            824,033
                 Series 1991C, 6.500%, 1/01/16

        4,000   Port Authority of New York and New Jersey, Consolidated               6/14 at 100.00         AAA          4,102,160
                 Revenue Bonds, One Hundred Twenty-Seventh Series 2002,
                 5.125%, 6/15/37 (Alternative Minimum Tax)

        3,000   Port Authority of New York and New Jersey, Consolidated               4/12 at 101.00         AAA          3,113,490
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 10/15/26 - FSA Insured

        1,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          1,029,050
                 Revenue Bonds, One Hundred Twenty-First Series 2000,
                 5.125%, 10/15/30 - MBIA Insured

        4,000   Port Authority of New York and New Jersey, Special                      No Opt. Call         AAA          4,902,160
                 Project Bonds, JFK International Air Terminal LLC Project,
                 Series 6, 7.000%, 12/01/12 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 13.4%

        3,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          3,569,850
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

        2,430   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call        A***          2,982,582
                 Series 1991C, 6.500%, 1/01/16

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,719,550
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.5%

          995   Camden County Pollution Control Financing Authority,                  6/04 at 100.00          B2            967,359
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        2,500   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA          2,650,800
                 5.250%, 10/01/34 - MBIA Insured

        2,500   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1          2,545,126
                 Control Revenue Refunding Bonds, PSEG Power LLC Project,
                 Series 2001A, 5.000%, 3/01/12

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,164,550
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      96,350   Total Long-Term Investments (cost $97,433,302) - 148.1%                                                 102,140,891
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      1,325,970
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                        (34,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $68,966,861
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       38


                            Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.6%

$      13,300   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-        $14,186,046
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.0%

       10,000   Allegheny County Higher Education Building Authority,                 3/12 at 100.00         AA-         10,266,400
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.125%, 3/01/32

        2,000   Allegheny County Higher Education Building Authority,                 9/08 at 102.00         BBB          2,021,140
                 Pennsylvania, College Revenue Bonds, Chatham College,
                 Series 1998A, 5.250%, 9/01/18

        2,000   Chester County, Pennsylvania, Industrial Development                  1/12 at 100.00         AAA          2,056,420
                 Authority Educational Facilities Revenue Bonds, The
                 Westtown School Project, Series 2002, 5.000%, 1/01/26 -
                 AMBAC Insured

        3,000   Delaware County Authority, Pennsylvania, Revenue Bonds,              11/10 at 101.00          AA          3,351,720
                 Haverford College, Series 2000, 5.750%, 11/15/29

        1,315   Delaware County Authority, Pennsylvania, Revenue                      8/13 at 100.00         AAA          1,455,218
                 Refunding Bonds, Villanova University, Series 2003,
                 5.250%, 8/01/18 - FGIC Insured

        1,000   Harveys Lake General Municipal Authority, Pennsylvania,              11/09 at 100.00           A          1,064,790
                 College Revenue Bonds, College Misericordia Project,
                 Series 1999, 6.000%, 5/01/19 - ACA Insured

        1,450   Indiana County Industrial Development Authority, Pennsylvania,       11/06 at 100.00         AAA          1,577,513
                 Revenue Bonds, The Student Cooperative Association,
                 Inc./Indiana University of Pennsylvania Student Union
                 Project, Series 1999A, 5.875%, 11/01/29 - AMBAC Insured

                Indiana County Industrial Development Authority, Pennsylvania,
                Revenue Bonds, The Student Cooperative Association, Inc./Indiana
                University of Pennsylvania Student Union Project, Series 1999B:
          815    0.000%, 11/01/15 - AMBAC Insured                                       No Opt. Call         AAA            495,487
          815    0.000%, 11/01/16 - AMBAC Insured                                       No Opt. Call         AAA            467,973
          815    0.000%, 11/01/17 - AMBAC Insured                                       No Opt. Call         AAA            441,070
          815    0.000%, 11/01/18 - AMBAC Insured                                       No Opt. Call         AAA            415,365
          815    0.000%, 11/01/19 - AMBAC Insured                                       No Opt. Call         AAA            390,939

        8,000   Pennsylvania Higher Education Assistance Agency, Capital             11/11 at 100.00         Aaa          8,189,520
                 Acquisition Revenue Refunding Bonds, Series 2001,
                 5.000%, 12/15/30 - MBIA Insured

        5,000   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          5,331,600
                 State System of Higher Education Revenue Bonds,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        1,000   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          1,033,300
                 Revenue Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/20

        2,945   Pennsylvania Higher Educational Facilities Authority,                 7/13 at 100.00          AA          3,148,293
                 Revenue Bonds, Ursinus College, Series 2003,
                 5.375%, 1/01/20 - RAAI Insured

        5,000   Pennsylvania Higher Educational Facilities Authority,                 7/11 at 100.00          AA          5,182,500
                 Revenue Bonds, Moravian College, Series 2001,
                 5.375%, 7/01/31 - RAAI Insured

        2,000   Pennsylvania State University, General Obligation                       No Opt. Call          AA          2,283,900
                 Refunding Bonds, Series 2002, 5.250%, 8/15/12

        7,445   Swarthmore Borough Authority, Pennsylvania, Swarthmore                9/08 at 100.00         AA+          7,565,460
                 College Revenue Bonds, Series 1998, 5.000%, 9/15/28

        1,665   Union County, Higher Education Facilities Financing                   4/13 at 100.00         Aa3          1,831,933
                 Authority, Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/18

          195   Wilkes-Barre General Municipal Authority, Pennsylvania,               6/04 at 101.00         N/R            197,439
                 College Revenue Refunding Bonds, College Misericordia,
                 Series 1992B, 7.750%, 12/01/12


                                       39


                            Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 6.7%

$       1,115   Erie County Hospital Authority, Pennsylvania, Revenue Bonds,         11/12 at 100.00         AAA        $ 1,231,328
                 Hamot Health Foundation, Series 2002, 5.250%, 11/01/15 -
                 AMBAC Insured

        2,500   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB          2,441,900
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        9,000   Pennsylvania Higher Educational Facilities Authority, Revenue         1/11 at 101.00           A          9,519,390
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,000   Philadelphia Hospitals and Higher Education Facilities                5/04 at 102.00         BBB          1,009,630
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

        1,615   Sayre Health Care Facility Authority, Pennsylvania, Revenue           7/12 at 100.00         AAA          1,798,012
                 Bonds, Latrobe Area Hospital, Series 2002A,
                 5.250%, 7/01/13 - AMBAC Insured

        1,000   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+          1,030,740
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit
                 Hospital of the Sisters of Christian Charity Project,
                 Series 2001, 6.250%, 1/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.4%

          960   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               2/04 at 100.00          A2            961,258
                 Mortgage Revenue Bonds, Series 1992C, 7.125%, 8/01/13
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.8%

        4,885   Allegheny County Residential Finance Authority,                         No Opt. Call         Aaa            808,370
                 Pennsylvania, Single Family Mortgage Revenue Bonds,
                 GNMA Mortgage-Backed Securities Program,
                 Series 1994Z, 0.000%, 5/01/27 (Alternative Minimum Tax)

          320   Berks County Redevelopment Authority, Pennsylvania,                     No Opt. Call          A+            334,746
                 Senior Single Family Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 12/01/17 (Alternative
                 Minimum Tax)

        5,000   Pennsylvania Housing Finance Agency, Single Family                   10/07 at 101.50         AA+          5,206,100
                 Mortgage Revenue Bonds, Series 1997-59A,
                 5.750%, 10/01/23 (Alternative Minimum Tax)

        2,210   Pittsburgh Urban Redevelopment Authority, Pennsylvania,              10/11 at 100.00         AAA          2,281,096
                 Mortgage Revenue Bonds, Series 2001B, 5.450%, 10/01/32
                 (Alternative Minimum Tax)

          960   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/07 at 102.00         AAA          1,009,478
                 Mortgage Revenue Bonds, Series 1997A, 6.250%, 10/01/28
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.2%

        5,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          5,049,250
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.375%, 11/01/41 (Alternative
                 Minimum Tax)

        5,000   Pennsylvania Industrial Development Authority, Economic                 No Opt. Call         AAA          5,797,500
                 Development Revenue Bonds, Series 2002,
                 5.500%, 7/01/12 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4%

        1,500   Cumberland County Municipal Authority, Pennsylvania,                 12/12 at 100.00          AA          1,512,285
                 Revenue Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/26 - RAAI Insured

        3,225   Montgomery County Higher Education and Health Authority,              1/06 at 101.00         BBB          3,161,532
                 Pennsylvania, Mortgage Revenue Bonds, Waverly Heights
                 Project, Series 1996, 6.375%, 1/01/26

        1,500   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,575,330
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation
                 for the Aging Project, Series 2001B, 5.250%, 7/01/26 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 37.8%

        3,550   Allegheny County, Pennsylvania, General Obligation Bonds,             5/11 at 100.00         AAA          3,749,688
                 Series C-52, 5.250%, 11/01/23 - FGIC Insured

        3,120   Allegheny County, Pennsylvania, General Obligation                    5/11 at 100.00         AAA          3,378,773
                 Refunding Bonds, Series C-53, 5.250%, 11/01/20 -
                 FGIC Insured

        2,000   Washington County, Pennsylvania, Canon-McMillan School                  No Opt. Call         AAA            656,220
                 District, General Obligation Bonds, Series 2001A,
                 0.000%, 12/01/25 - FGIC Insured

                Cumberland County, Pennsylvania, Carlisle Area School
                District, General Obligation Bonds, Series 2002:
        1,665    4.750%, 3/01/20 - MBIA Insured                                       3/12 at 100.00         Aaa          1,717,781
        5,760    5.000%, 3/01/22 - MBIA Insured                                       3/12 at 100.00         Aaa          6,020,755


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,200   Central Bucks County School District, Pennsylvania,                   5/13 at 100.00         Aaa        $ 2,297,790
                 General Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

        4,600   Delaware County, Pennsylvania, General Obligation Bonds,              8/11 at 100.00         Aaa          4,724,384
                 Garnet Valley School District, Series 2001A,
                 5.000%, 2/15/25 - FGIC Insured

        2,750   Harrisburg Redevelopment Authority, Dauphin County,                    5/16 at 68.04         AAA            967,340
                 Pennsylvania, Guaranteed Revenue Bonds, Series 1998B,
                 0.000%, 5/01/24 - FSA Insured

        6,275   Hempfield Area School District, Westmoreland County,                  2/12 at 100.00         AAA          6,906,892
                 Pennsylvania, General Obligation Bonds, Series 2002,
                 5.375%, 2/15/18 - FGIC Insured

                McKeesport Area School District, Allegheny County,
                Pennsylvania, General Obligation Bonds, Series 1999C:
        3,430    0.000%, 10/01/23 - AMBAC Insured                                       No Opt. Call         AAA          1,285,838
        3,380    0.000%, 10/01/24 - AMBAC Insured                                       No Opt. Call         AAA          1,186,346
        3,420    0.000%, 10/01/25 - AMBAC Insured                                       No Opt. Call         AAA          1,134,072
        2,340    0.000%, 10/01/26 - AMBAC Insured                                       No Opt. Call         AAA            735,907
        2,340    0.000%, 10/01/27 - AMBAC Insured                                       No Opt. Call         AAA            699,426

        7,500   Montgomery County, Pennsylvania General Obligation                    7/09 at 100.00         Aaa          7,741,650
                 Bonds, Series 1999, 5.000%, 7/15/24

                Norristown Area School District, Montgomery County,
                Pennsylvania, General Obligation Bonds, Series 2003:
        1,025    5.000%, 9/01/19 - FGIC Insured                                       3/13 at 100.00         Aaa          1,097,673
        1,125    5.000%, 9/01/20 - FGIC Insured                                       3/13 at 100.00         Aaa          1,195,031

        1,000   Pennsylvania, General Obligation Bonds, Second                        9/11 at 101.00          AA          1,094,300
                 Series 2001, 5.000%, 9/15/15

        4,000   Pennsylvania, General Obligation Refunding Bonds, Second                No Opt. Call         AAA          4,516,880
                 Series 2002, 5.000%, 10/01/11 - FGIC Insured

        1,700   Philadelphia, Pennsylvania, General Obligation Bonds,                 3/11 at 100.00         AAA          1,736,482
                 Series 2001, 5.000%, 9/15/31 - FSA Insured

        1,000   Philadelphia, Pennsylvania, General Obligation Bonds,                   No Opt. Call         AAA          1,109,990
                 Series 2003A, 5.000%, 2/15/12

        3,400   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,817,622
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured

       15,000   Philadelphia School District, Pennsylvania, General Obligation        9/05 at 101.00         AAA         15,819,600
                 Bonds, Series 1995B, 5.500%, 9/01/25 - AMBAC Insured

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,496,890
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/15 - FSA Insured

        6,100   Plum Borough School District, Allegheny County,                       9/11 at 100.00         AAA          6,384,565
                 Pennsylvania, General Obligation Bonds, Series 2001,
                 5.250%, 9/15/30 - FGIC Insured

        1,590   Red Lion Area School District, York County, Pennsylvania,            10/11 at 100.00         Aaa          1,673,761
                 General Obligation Bonds, Series 2001, 5.000%, 4/15/20 -
                 FSA Insured

        1,230   State Public School Building Authority, Pennsylvania,                11/13 at 100.00         AAA          1,337,748
                 School Revenue Bonds, Conneaut School District Project,
                 Series 2003, 5.250%, 11/01/21 - FGIC Insured

        1,465   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,562,217
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/18 - FSA Insured

        4,020   Upper Merion Area School District, Montgomery County,                 2/13 at 100.00         Aa2          4,395,910
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.250%, 2/15/19

                Wilkes-Barre Area School District, Luzerne County,
                Pennsylvania, General Obligation Bonds, Series 2003A:
        1,700    5.250%, 4/01/19 - MBIA Insured                                       4/14 at 100.00         AAA          1,874,896
        2,050    5.250%, 4/01/20 (DD, settling 1/02/04) - MBIA Insured                4/14 at 100.00         AAA          2,242,844


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.8%

        5,000   Allegheny County Industrial Development Authority,                   11/12 at 100.00         AAA          5,241,550
                 Pennsylvania, Revenue Bonds, Guaranteed County
                 Building Project, Series 2002A, 5.000%, 11/01/22 -
                 MBIA Insured

        2,900   Allegheny County Industrial Development Authority,                   11/12 at 100.00         AAA          2,982,186
                 Pennsylvania, Guaranteed Revenue Bonds, Allegheny
                 County Office Building Project, Series 2002B,
                 5.000%, 11/01/29 - MBIA Insured

        5,750   Port Authority of Allegheny County, Pennsylvania, Special             3/11 at 101.00         AAA          5,898,868
                 Transportation Revenue Bonds, Series 2001,
                 5.000%, 3/01/29 - FGIC Insured


                                       41


                            Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       6,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         Aa2        $ 7,028,820
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        8,725   Pennsylvania Intergovernmental Cooperative Authority,                 6/09 at 100.00         AAA          8,822,982
                 Philadelphia Funding Program Special Tax Revenue Refunding
                 Bonds, Series 1999, 4.750%, 6/15/23 - FGIC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
        1,500    5.250%, 12/01/15 - MBIA Insured                                     12/13 at 100.00         AAA          1,693,470
        2,600    5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00         AAA          2,903,290
        2,125    5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00         AAA          2,358,070

        3,650   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          3,734,753
                 Bonds, Series 2001, 5.000%, 7/15/41 - AMBAC Insured

       10,935   Philadelphia Authority for Industrial Development,                   10/11 at 101.00         AAA         11,501,761
                 Pennsylvania, Lease Revenue Bonds, Series 2001B,
                 5.250%, 10/01/30 - FSA Insured

        2,700   Philadelphia Municipal Authority, Pennsylvania, Lease                11/13 at 100.00         AAA          2,983,365
                 Revenue Bonds, Series 2003B, 5.250%, 11/15/17 -
                 FSA Insured

        4,500   Pittsburgh and Allegheny County Public Auditorium                     8/09 at 101.00         AAA          4,597,200
                 Authority, Pennsylvania, Regional Asset District, Sales
                 Tax Revenue Bonds, Series 1999, 5.000%, 2/01/29 -
                 AMBAC Insured

        1,090   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               5/09 at 100.00          A2          1,183,359
                 Tax Increment Bonds, Center Triangle Tax Increment
                 Financing District, PNC Bank Corp. Project,
                 Series 1999A, 6.100%, 5/01/19

        1,410   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,647,796
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/20 -
                 MBIA Insured

        3,250   Southeastern Transportation Authority, Pennsylvania, Special          3/09 at 101.00         AAA          3,260,563
                 Revenue Bonds, Series 1999A, 4.750%, 3/01/29 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.3%

        2,000   Lehigh-Northampton Airport Authority, Pennsylvania,                   5/10 at 100.00         Aaa          2,236,640
                 Airport Revenue Bonds, Lehigh Valley Airport System,
                 Series 2000A, 6.000%, 5/15/30 (Alternative Minimum
                 Tax) - MBIA Insured

        5,400   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          5,769,360
                 Revenue Bonds, AMTRAK 30th Street Station Parking
                 Garage Project, Series 2002, 5.800%, 6/01/23 -
                 ACA Insured

        2,500   Pennsylvania Turnpike Commission, Pennsylvania Turnpike              12/11 at 101.00         AAA          2,579,825
                 Revenue Bonds, Series 2001R, 5.000%, 12/01/30 -
                 AMBAC Insured

        5,000   Philadelphia, Pennsylvania, Airport Revenue Bonds,                    6/11 at 101.00         AAA          5,156,500
                 Philadelphia Airport System, Series 2001B,
                 5.250%, 6/15/31 (Alternative Minimum Tax) -
                 FGIC Insured

        3,250   Philadelphia Parking Authority, Pennsylvania, Airport                 9/09 at 101.00         AAA          3,356,340
                 Parking Revenue Bonds, Series 1999, 5.250%, 9/01/29 -
                 FSA Insured

        1,885   Pittsburgh Public Parking Authority, Pennsylvania, Parking              No Opt. Call         AAA          2,120,191
                 System Revenue Refunding Bonds, Series 2002,
                 5.000%, 12/01/12 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.3%

        1,355   Bucks County, Pennsylvania, Bensalem Township School                  7/06 at 100.00         AAA          1,498,386
                 District, General Obligation Bonds, Series 1996,
                 5.850%, 7/15/12 (Pre-refunded to 7/15/06) - FGIC Insured

        2,000   Hampton Township School District, Allegheny County,                  11/04 at 100.00         AAA          2,099,220
                 Pennsylvania, General Obligation Bonds, Series 1995,
                 6.750%, 11/15/21 (Pre-refunded to 11/15/04) -
                 AMBAC Insured

        1,030   Pittsburgh Water and Sewer Authority, Pennsylvania,                     No Opt. Call         AAA          1,074,918
                 Water and Sewer System Revenue Refunding Bonds,
                 Series 1986, 7.625%, 9/01/04 - FGIC Insured

        2,000   Sto Rox School District, Allegheny County, Pennsylvania,             12/10 at 100.00         AAA          2,369,720
                 General Obligation Bonds, Series 2000, 5.800%, 6/15/30
                 (Pre-refunded to 12/15/10) - MBIA Insured

        3,000   Warrington Township Municipal Authority, Bucks County,               11/15 at 100.00         AAA          3,894,840
                 Pennsylvania, Water and Sewer Revenue  Bonds, Series 1991,
                 7.100%, 12/01/21 (Pre-refunded to 11/15/15) - FGIC Insured

        5,450   West View Borough, Municipal Authority, Allegheny County,               No Opt. Call         AAA          7,691,640
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.4%

$       1,250   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA        $ 1,320,838
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        2,785   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          3,030,498
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        4,000   Lehigh County Industrial Development Authority,                       8/05 at 102.00         AAA          4,335,360
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Pennsylvania Power & Light Company Project, Series 1995A,
                 6.150%, 8/01/29 - MBIA Insured

        3,500   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,972,010
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay Montgomery County Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

        3,700   York County Industrial Development Authority,                         3/12 at 101.00        Baa1          3,728,934
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 PSEG Power Project, Series 2001A, 5.500%, 9/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.4%

        5,000   Delaware County Industrial Development Authority,                    10/12 at 100.00         AAA          5,204,350
                 Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
                 Water Company Project, Series 2001, 5.350%, 10/01/31
                 (Alternative Minimum Tax) - AMBAC Insured

                Delaware County Regional Water Quality Control Authority,
                Pennsylvania, Sewer Revenue Bonds, Series 2001A:
        5,325    5.100%, 5/01/20 - FGIC Insured                                      11/11 at 100.00         AAA          5,667,025
        1,465    5.100%, 5/01/21 - FGIC Insured                                      11/11 at 100.00         AAA          1,544,154

                Erie, Pennsylvania, Water Authority, Water Revenue Bonds,
                Series 2001A:
        2,670    0.000%, 12/01/23 - MBIA Insured                                        No Opt. Call         AAA            986,912
        5,000    5.200%, 12/01/30 - MBIA Insured                                     12/11 at 100.00         AAA          5,209,450

        1,250   Lancaster Area Sewer Authority, Pennsylvania, Sewer                   4/14 at 100.00         AAA          1,329,838
                 Revenue Bonds, Series 2004, 5.000%, 4/01/20 (WI,
                 settling 1/07/04) - MBIA Insured

        5,000   Luzerne County Industrial Development Authority, Exempt              12/04 at 102.00         Aaa          5,345,950
                 Facilities Revenue Refunding Bonds, Pennsylvania Gas
                 and Water Company Project, Series 1994A,
                 7.000%, 12/01/17 (Alternative Minimum Tax) -
                 AMBAC Insured

                Philadelphia, Pennsylvania, Water and Wastewater
                Revenue Bonds, Series 2001A:
        5,525    5.375%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         AAA          6,057,332
       10,250    5.000%, 11/01/31 - FGIC Insured                                     11/12 at 100.00         AAA         10,510,555
------------------------------------------------------------------------------------------------------------------------------------
$     375,640   Total Long-Term Investments (cost $354,927,966) - 148.1%                                                 378,170,061
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.4%

        6,000   Puerto Rico Government Development Bank, Adjustable                                          A-1          6,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.060%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       6,000   Total Short-Term Investments (cost $6,000,000)                                                            6,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $360,927,966) - 150.5%                                                          384,170,061
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      3,052,412
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.7)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $255,222,473
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       43


                            Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.8%

$       1,045   Allegheny County Higher Education Building Authority,                 5/09 at 102.00           A        $ 1,060,800
                 Pennsylvania, College Revenue Bonds, Thiel College,
                 Series 1999A, 5.375%, 11/15/29 - ACA Insured

        3,000   Chester County Health and Education Facilities Authority,            10/08 at 102.00        BBB-          3,018,210
                 Pennsylvania, College Revenue Bonds, Immaculata College,
                 Series 1998, 5.625%, 10/15/27

                Delaware County Authority, Pennsylvania, Revenue Refunding
                Bonds, Villanova University, Series 2003:
        1,705    5.250%, 8/01/19 - FGIC Insured                                       8/13 at 100.00         AAA          1,875,364
        1,350    5.250%, 8/01/20 - FGIC Insured                                       8/13 at 100.00         AAA          1,474,767
        1,000    5.250%, 8/01/21 - FGIC Insured                                       8/13 at 100.00         AAA          1,085,800

        1,000   Pennsylvania Higher Educational Facilities Authority,                 5/08 at 101.00         Aaa          1,060,930
                 Revenue Bonds, LaSalle University, Series 1998,
                 5.250%, 5/01/23 - MBIA Insured

        2,100   Pennsylvania Higher Educational Facilities Authority,                 6/10 at 100.00          AA          2,334,675
                 Revenue Bonds, Philadelphia University, Series 2000,
                 6.000%, 6/01/29 - RAAI Insured

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 101.00         AAA          1,537,155
                 Bonds, Temple University, Series 2001, 5.000%, 7/15/31 -
                 MBIA Insured

        4,085   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          4,355,917
                 State System of Higher Education Revenue Bonds,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        5,750   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          5,847,980
                 Revenue Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/32

        1,310   Pennsylvania Higher Educational Facilities Authority,                 7/13 at 100.00          AA          1,397,325
                 Revenue Bonds, Ursinus College, Series 2003,
                 5.500%, 1/01/24 - RAAI Insured

          750   Union County, Higher Education Facilities Financing                   4/13 at 100.00         Aa3            820,935
                 Authority, Pennsylvania, Revenue Bonds, Bucknell
                 University, Series 2002A, 5.250%, 4/01/19

        2,500   West Cornwall Township Municipal Authority,                          12/11 at 100.00        BBB+          2,608,950
                 Pennsylvania, College Revenue Bonds, Elizabethtown
                 College Project, Series 2001, 5.900%, 12/15/18

          495   Wilkes-Barre General Municipal Authority, Pennsylvania,               6/04 at 101.00         N/R            501,192
                 College Revenue Refunding Bonds, College Misericordia,
                 Series 1992B, 7.750%, 12/01/12


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.3%

        8,500   Allegheny County Hospital Development Authority,                      5/06 at 102.00         AAA          9,255,480
                 Pennsylvania, Hospital Revenue Bonds, South Hills
                 Health System, Series 1996A, 5.875%, 5/01/26 -
                 MBIA Insured

       14,000   Allegheny County Hospital Development Authority,                      4/07 at 102.00         AAA         15,101,660
                 Pennsylvania, Health Center Revenue Bonds, University of
                 Pittsburgh Medical Center System, Series 1997A,
                 5.625%, 4/01/27 - MBIA Insured

        1,230   Erie County Hospital Authority, Pennsylvania, Revenue Bonds,         11/12 at 100.00         AAA          1,348,670
                 Hamot Health Foundation, Series 2002, 5.250%, 11/01/16 -
                 AMBAC Insured

        5,000   Lebanon County Health Facilities Authority, Pennsylvania,            11/12 at 101.00        BBB+          5,061,900
                 Revenue Bonds, Good Samaritan Hospital Project,
                 Series 2002, 5.900%, 11/15/28

        2,400   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB          2,344,224
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        4,700   Pennsylvania Higher Educational Facilities Authority,                 1/06 at 101.00           A          4,832,822
                 University of Pennsylvania Health Services Revenue Bonds,
                 Series 1996A, 5.750%, 1/01/22

                Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
                Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
        2,000    5.500%, 7/01/18                                                      7/08 at 100.00        BBB-          1,778,700
        2,000    5.625%, 7/01/24                                                      7/08 at 100.00        BBB-          1,735,420


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                Sayre Health Care Facility Authority, Pennsylvania, Revenue
                Bonds, Latrobe Area Hospital, Series 2002A:
$       1,700    5.250%, 7/01/14 - AMBAC Insured                                      7/12 at 100.00         AAA        $ 1,879,571
        1,200    5.250%, 7/01/15 - AMBAC Insured                                      7/12 at 100.00         AAA          1,321,260


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.2%

        4,345   Bucks County Redevelopment Authority, Pennsylvania,                   2/04 at 100.00        Baa2          4,233,116
                 Second Lien Multifamily Mortgage Revenue  Bonds,
                 Section 8 Assisted, Country Commons Apartments,
                 Series 1993A, 6.200%, 8/01/14 (Alternative Minimum Tax)

        2,000   Delaware County Industrial Development Authority,                       No Opt. Call         AAA          2,087,360
                 Pennsylvania, Multifamily Housing Revenue Bonds, Darby
                 Townhouses Project, Series 2002A, 5.500%, 4/01/32
                 (Alternative Minimum Tax) (Mandatory put 4/01/22)

        1,550   Luzerne County Housing Corporation, Pennsylvania,                     3/04 at 100.00         Aaa          1,550,202
                 Mortgage Revenue Refunding Bonds, FHA-Insured
                 Mortgage Loan, Freeland Apartments Section 8
                 Assisted Project, Series 1993, 6.125%, 7/15/23

        2,345   Swissvale Housing Development Corporation, Allegheny                  1/04 at 100.00         Aa2          2,345,469
                 County, Pennsylvania, Multifamily Mortgage Revenue
                 Refunding Bonds, FHA-Insured Mortgage Loan - Section 8
                 Assisted Swissvale Project, Series 1993C, 6.100%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.5%

        1,280   Allegheny County Residential Finance Authority,                      11/10 at 100.00         Aaa          1,347,251
                 Pennsylvania, GNMA Mortgage Backed Securities
                 Program, Single Family Mortgage Revenue Bonds,
                 Series 2000II-2, 5.900%, 11/01/32 (Alternative
                 Minimum Tax)

        1,120   Pennsylvania Housing Finance Agency, Single Family                      No Opt. Call         AA+          1,186,629
                 Mortgage Revenue Bonds, Series 1996-47,
                 6.750%, 10/01/06 (Alternative Minimum Tax)

          170   Pennsylvania Housing Finance Agency, Single Family                   10/06 at 102.00         AA+            177,285
                 Mortgage Revenue Bonds, Series 1997-54A,
                 6.150%, 10/01/22 (Alternative Minimum Tax)

                Pennsylvania Housing Finance Agency, Single Family
                Mortgage Revenue Bonds, Series 1997-56A:
        1,500    6.050%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00         AA+          1,578,225
        4,000    6.150%, 10/01/27 (Alternative Minimum Tax)                           4/07 at 102.00         AA+          4,164,040

        1,420   Pennsylvania Housing Finance Agency, Single Family                    4/07 at 101.50         AA+          1,472,994
                 Mortgage Revenue Bonds, Series 1997-58A,
                 5.950%, 10/01/28 (Alternative Minimum Tax)

        1,645   Pennsylvania Housing Finance Agency, Single Family                   10/07 at 101.50         AA+          1,686,092
                 Mortgage Revenue Bonds, Series 1997-59A,
                 5.700%, 4/01/17 (Alternative Minimum Tax)

          905   Pennsylvania Housing Finance Agency, Single Family                    6/08 at 101.50         AA+            942,748
                 Mortgage Revenue Bonds, Series 1998-62A,
                 5.500%, 10/01/22 (Alternative Minimum Tax)

        1,500   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/06 at 102.00         AAA          1,534,350
                 Mortgage Revenue Bonds, Series 1996C,
                 6.500%, 10/01/23 (Alternative Minimum Tax)

                Pittsburgh Urban Redevelopment Authority, Pennsylvania,
                Mortgage Revenue Bonds, Series 1997A:
          845    6.150%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            894,830
          765    6.200%, 10/01/21 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            807,404

          155   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/04 at 101.00         AAA            157,246
                 Mortgage Revenue Bonds, Series 1992D, 6.500%, 4/01/17


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 5.0%

        2,000   New Morgan Industrial Development Authority, Pennsylvania,            4/04 at 102.00         BB-          1,874,020
                 Solid Waste Disposal Revenue Bonds, New Morgan
                 Landfill Company, Inc. Project, Series 1994,
                 6.500%, 4/01/19 (Alternative Minimum Tax)

        2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          2,007,000
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

                Pennsylvania Industrial Development Authority, Economic
                Development Revenue Bonds, Series 1994:
        2,000    7.000%, 7/01/06 - AMBAC Insured                                        No Opt. Call         AAA          2,253,920
        1,550    7.000%, 1/01/07 - AMBAC Insured                                        No Opt. Call         AAA          1,772,875
        1,000    7.000%, 7/01/07 - AMBAC Insured                                        No Opt. Call         AAA          1,162,500

        2,750   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,107,913
                 Development Revenue Bonds, Series 2002,
                 5.500%, 7/01/17 - AMBAC Insured


                                       45


                            Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.3%

$       1,000   Cumberland County Municipal Authority, Pennsylvania,                 12/12 at 100.00          AA        $ 1,018,320
                 Revenue Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/22 - RAAI Insured

        1,230   Pennsylvania Economic Development Financing Authority                 6/08 at 100.00         BB+            890,926
                 Revenue Bonds, Northwestern Human Services, Inc. Project,
                 Series 1998A, 5.250%, 6/01/28

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
        1,000    6.150%, 12/01/20 - RAAI Insured                                      2/04 at 100.00          AA          1,003,580
        2,000    5.900%, 12/01/30 - RAAI Insured                                     12/10 at 100.00          AA          2,165,120

                Philadelphia Authority for Industrial Development, Pennsylvania,
                Health Care Facilities Revenue Bonds, Paul's Run Retirement
                Center, Series 1998A:
        1,350    5.750%, 5/15/18                                                      5/08 at 102.00         N/R          1,308,852
        1,650    5.875%, 5/15/28                                                      5/08 at 102.00         N/R          1,569,001


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.1%

          500   Erie County Industrial Development Authority, Pennsylvania,           9/10 at 101.00         BBB            530,005
                 Environmental Improvement Revenue Refunding Bonds,
                 Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)

        4,500   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R          4,547,025
                 Exempt Facilities Revenue Bonds, National Gypsum Project,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.1%

                Butler County, Pennsylvania, General Obligation Bonds,
                Series 2003:
        1,000    5.250%, 7/15/19 - FGIC Insured                                       7/13 at 100.00         AAA          1,099,550
        1,000    5.250%, 7/15/21 - FGIC Insured                                       7/13 at 100.00         AAA          1,085,490
        1,200    5.250%, 7/15/23 - FGIC Insured                                       7/13 at 100.00         AAA          1,286,952

        2,120   Central Bucks County School District, Pennsylvania, General           5/13 at 100.00         Aaa          2,214,234
                 Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

                Chichester School District, Delaware County, Pennsylvania,
                General Obligation Bonds, Series 1999:
        3,125    0.000%, 3/01/23 - FGIC Insured                                         No Opt. Call         AAA          1,200,344
        3,125    0.000%, 3/01/24 - FGIC Insured                                         No Opt. Call         AAA          1,124,063
        3,125    0.000%, 3/01/25 - FGIC Insured                                         No Opt. Call         AAA          1,053,156

                Harrisburg Redevelopment Authority, Dauphin County,
                Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
        1,750    0.000%, 5/01/22 - FSA Insured                                         5/16 at 75.56         AAA            676,743
        2,750    0.000%, 11/01/22 - FSA Insured                                        5/16 at 73.64         AAA          1,036,255
        2,750    0.000%, 5/01/23 - FSA Insured                                         5/16 at 71.71         AAA            996,325
        2,750    0.000%, 11/01/23 - FSA Insured                                        5/16 at 69.88         AAA            970,502

        1,500   Lancaster County, Pennsylvania, General Obligation Bonds,            11/12 at 100.00         Aaa          1,544,400
                 Series 2002A, 4.700%, 11/01/20 - FGIC Insured

        4,305   Montgomery County, Pennsylvania, General Obligation                  10/06 at 100.00         Aaa          4,623,096
                 Bonds, Series 1996B, 5.375%, 10/15/21

                Norristown Area School District, Montgomery County,
                Pennsylvania, General Obligation Bonds, Series 2003:
        1,000    5.000%, 9/01/19 - FGIC Insured                                       3/13 at 100.00         Aaa          1,070,900
        1,000    5.000%, 9/01/20 - FGIC Insured                                       3/13 at 100.00         Aaa          1,062,250
        1,735    5.000%, 9/01/21 - FGIC Insured                                       3/13 at 100.00         Aaa          1,832,160
        2,000    5.000%, 9/01/22 - FGIC Insured                                       3/13 at 100.00         Aaa          2,099,620
        2,270    5.000%, 9/01/23 - FGIC Insured                                       3/13 at 100.00         Aaa          2,369,085
        2,600    5.000%, 9/01/24 - FGIC Insured                                       3/13 at 100.00         Aaa          2,701,556

        3,500   Pennsylvania, General Obligation Refunding Bonds, Second                No Opt. Call         AAA          3,952,270
                 Series 2002, 5.000%, 10/01/11 - FGIC Insured

        1,000   Philadelphia, Pennsylvania, General Obligation Bonds,                   No Opt. Call         AAA          1,109,990
                 Series 2003A, 5.000%, 2/15/12

        2,000   Philadelphia School District, Pennsylvania, General Obligation          No Opt. Call         AAA          2,368,940
                 Refunding Bonds, Series 1995A, 6.250%, 9/01/09 -
                 AMBAC Insured

                State Public School Building Authority, Berks County,
                Pennsylvania, School Revenue Bonds, Brandywine Heights Area
                School District, Series 2003:
        2,930    5.000%, 2/01/20 - FGIC Insured                                       2/13 at 100.00         Aaa          3,111,074
        1,955    5.000%, 2/01/21 - FGIC Insured                                       2/13 at 100.00         Aaa          2,063,718


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, Conneaut School District Project, Series 2003:
$       1,000    5.250%, 11/01/21 - FGIC Insured                                     11/13 at 100.00         AAA        $ 1,087,600
        1,355    5.250%, 11/01/22 - FGIC Insured                                     11/13 at 100.00         AAA          1,465,731

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, York City School District, Series 2003:
        1,575    5.000%, 5/01/18 - FSA Insured                                        5/13 at 100.00         Aaa          1,698,496
        2,550    4.000%, 5/01/21 - FSA Insured                                        5/13 at 100.00         Aaa          2,410,796

        4,550   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA          4,675,398
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured

        1,535   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,628,021
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/19 - FSA Insured

        1,000   Wilkes-Barre Area School District, Luzerne County,                    4/14 at 100.00         AAA          1,102,880
                 Pennsylvania, General Obligation Bonds, Series 2003A,
                 5.250%, 4/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.6%

        4,060   Delaware Valley Regional Finance Authority, Pennsylvania,             4/06 at 100.00         AAA          4,378,751
                 Local Government Revenue Bonds, Series 1996A,
                 6.000%, 4/15/26 - AMBAC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
        1,000    5.250%, 12/01/15 - MBIA Insured                                     12/13 at 100.00         AAA          1,128,980
        2,400    5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00         AAA          2,679,960
        2,000    5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00         AAA          2,219,360

        3,500   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue        11/13 at 100.00         AAA          3,867,325
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        8,500   Pittsburgh and Allegheny County Public Auditorium Authority,          8/09 at 101.00         AAA          8,293,620
                 Pennsylvania, Hotel Room Excise Tax Revenue Bonds,
                 Series 1999, 4.500%, 2/01/29 - AMBAC Insured

        2,405   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          2,811,132
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        5,725   Southeastern Transportation Authority, Pennsylvania, Special          3/09 at 101.00         AAA          5,743,606
                 Revenue Bonds, Series 1999A, 4.750%, 3/01/29 - FGIC Insured

                York County School of Technology Authority, Pennsylvania,
                Lease Revenue Bonds, Series 2003:
        1,000    5.375%, 2/15/20 - FGIC Insured                                       2/13 at 100.00         Aaa          1,094,980
        1,000    5.500%, 2/15/22 - FGIC Insured                                       2/13 at 100.00         Aaa          1,101,210


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 15.5%

        2,300   Allegheny County, Pennsylvania, Airport Revenue Refunding             1/08 at 101.00         AAA          2,451,547
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

        4,600   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          4,841,408
                 Revenue Bonds, AMTRAK 30th Street Station Parking
                 Garage Project, Series 2002, 5.875%, 6/01/33 - ACA Insured

        3,575   Pennsylvania Turnpike Commission, Pennsylvania Turnpike              12/11 at 101.00         AAA          3,689,150
                 Revenue Bonds, Series 2001R, 5.000%, 12/01/30 -
                 AMBAC Insured

       10,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA         10,330,800
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28 (Alternative
                 Minimum Tax) - FGIC Insured

        6,525   Pittsburgh and Allegheny County Sports and Exhibition                12/06 at 100.00         Aaa          6,936,858
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.350%, 12/01/26 - AMBAC Insured

        2,355   Scranton Parking Authority, Pennsylvania, Guaranteed Parking          9/13 at 100.00         AAA          2,421,411
                 Revenue Bonds, Series 2004, 5.000%, 9/15/33 (WI, settling
                 1/07/04) - FGIC Insured

        7,000   Susquehanna Area Regional Airport Authority, Pennsylvania,            1/13 at 100.00         Aaa          7,186,270
                 Airport System Revenue Bonds, Series 2003B,
                 5.000%, 1/01/33 - AMBAC Insured


                                       47


                            Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 18.9%

$       2,000   Bangor Area School District, Northampton County,                      3/06 at 100.00         AAA        $ 2,172,780
                 Pennsylvania, General Obligation Bonds, Series 1996B,
                 5.500%, 3/15/18 (Pre-refunded to 3/15/06) - FGIC Insured

        2,500   Bucks County, Pennsylvania, Bensalem Township School                  7/06 at 100.00         AAA          2,766,100
                 District, General Obligation Bonds, Series 1996,
                 5.875%, 7/15/16 (Pre-refunded to 7/15/06) -
                 FGIC Insured

        2,110   Fayette County, Pennsylvania, General Obligation Bonds,              11/10 at 100.00         AAA          2,470,852
                 Series 2000, 5.625%, 11/15/28 (Pre-refunded to
                 11/15/10) - AMBAC Insured

       17,895   Harrisburg Authority, Dauphin County, Pennsylvania,                   9/07 at 100.00         AAA         20,182,339
                 Tax-Exempt Revenue Bonds, City of Harrisburg Project,
                 Series 1997-II, 5.625%, 9/15/22 (Pre-refunded
                 to 9/15/07) - MBIA Insured

        7,900   Montgomery County Higher Education and Health Authority               1/09 at 101.00         AAA          8,886,710
                 Revenue Bonds, Pennsylvania, Pottstown Healthcare
                 Corporation, Series 1998, 5.000%, 1/01/27 (Pre-refunded
                 to 1/01/09) - FSA Insured

        1,380   Pennsylvania Higher Educational Facilities Authority, College           No Opt. Call         Aaa          1,705,570
                 Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15

                Philadelphia Hospitals and Higher Education Facilities
                Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian
                Medical Center of Philadelphia, Series 1993:
        1,000    6.500%, 12/01/11                                                       No Opt. Call         AAA          1,191,280
        3,690    6.650%, 12/01/19                                                       No Opt. Call         AAA          4,679,916

        1,650   West View Borough, Municipal Authority, Allegheny                       No Opt. Call         AAA          2,328,662
                 County, Pennsylvania, Special Obligation Bonds,
                 Series 1985A, 9.500%, 11/15/14


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.9%

        1,125   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA          1,188,754
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        8,000   Beaver County Industrial Development Authority,                       6/08 at 102.00         AAA          8,276,560
                 Pennsylvania, Exempt Facilities Revenue Bonds,
                 Shippingport Project, Series 1998A, 5.375%, 6/01/28
                 (Alternative Minimum Tax) - AMBAC Insured

        3,785   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          4,118,648
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Panther Creek Partners Project, Series 2000,
                 6.650%, 5/01/10 (Alternative Minimum Tax)

        7,590   Indiana County Industrial Development Authority,                      5/07 at 102.00         AAA          8,426,646
                 Pennsylvania, Pollution Control Revenue Bonds, Metropolitan
                 Edison Company Project, Series 1997A, 5.950%, 5/01/27
                 (Alternative Minimum Tax) - AMBAC Insured

        2,000   Indiana County Industrial Development Authority, Pennsylvania,        6/12 at 101.00        Baa1          2,018,680
                 Pollution Control Revenue Refunding Bonds, PSEG Power
                 LLC Project, Series 2001A, 5.850%, 6/01/27 (Alternative
                 Minimum Tax)

        1,530   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          1,736,336
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay Montgomery County Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

        5,750   Philadelphia, Pennsylvania, Gas Works Revenue Bonds,                  7/09 at 101.00         AAA          5,873,108
                 General Ordinance, Second Series 1999, 5.000%, 7/01/29 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.2%

        2,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer             12/10 at 101.00         AAA          2,168,220
                 Revenue Bonds, Series 2000, 5.500%, 12/01/30 -
                 MBIA Insured

        4,000   Bucks County Industrial Development Authority, Pennsylvania,          3/12 at 100.00         AAA          4,228,400
                 Water Facility Revenue Bonds, Pennsylvania Suburban Water
                 Company Project, Series 2002, 5.550%, 9/01/32 (Alternative
                 Minimum Tax) - FGIC Insured

        1,315   Lancaster Area Sewer Authority, Pennsylvania, Sewer                   4/14 at 100.00         AAA          1,390,008
                 Revenue Bonds, Series 2004, 5.000%, 4/01/21
                 (WI, settling 1/07/04) - MBIA Insured

        3,360   Mercer County Industrial Development Authority,                       7/10 at 100.00         AAA          3,769,282
                 Pennsylvania, Water Facility Revenue Bonds, Consumers
                 Water Company, Shenango Valley Division Project,
                 Series 2000, 6.000%, 7/01/30 (Alternative Minimum
                 Tax) - MBIA Insured

                Norristown Municipal Waste Authority, Pennsylvania, Sewer
                Revenue Bonds, Series 2003:
        1,140    5.125%, 11/15/22 - FGIC Insured                                     11/13 at 100.00         Aaa          1,259,882
        2,535    5.125%, 11/15/23 - FGIC Insured                                     11/13 at 100.00         Aaa          2,781,985

        5,500   Northumberland County Industrial Development Authority,               4/04 at 101.50         AA-          5,630,570
                 Pennsylvania, Exempt Facilities Revenue Bonds, Roaring
                 Creek Water Company Project, Series 1993, 6.375%, 10/15/23
                 (Alternative Minimum Tax)


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,730   Philadelphia, Pennsylvania, Water and Wastewater Revenue                No Opt. Call         AAA        $ 3,265,567
                 Bonds, Series 1995, 6.250%, 8/01/10 - MBIA Insured

       10,000   Pittsburgh Water and Sewer Authority, Pennsylvania, Water               No Opt. Call         AAA          2,801,200
                 and Sewer System First Lien Revenue Bonds, Series 1998B,
                 0.000%, 9/01/28 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     356,880   Total Long-Term Investments (cost $332,306,668) - 146.4%                                                358,232,023
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8%

        1,000   Chester County Industrial Development Authority,                                          VMIG-1          1,000,000
                 Pennsylvania, Archdiocese of Philadelphia, Variable
                 Revenue Demand Bonds, Series 2001, 1.300%, 7/01/31+

        1,000   Puerto Rico Government Development Bank, Adjustable                                          A-1          1,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.060%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       2,000   Total Short-Term Investments (cost $2,000,000)                                                            2,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $334,306,668) - 147.2%                                                          360,232,023
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      2,531,842
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                       (118,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $244,663,865
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       49

                            Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.4%

$       2,200   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-        $ 2,346,564
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 33.1%

        2,250   Bucks County Industrial Development Authority, Pennsylvania,          9/11 at 100.00         Aaa          2,321,190
                 Revenue Bonds, George School Project, Series 2001,
                 5.125%, 9/15/31 - AMBAC Insured

        1,825   Delaware County Authority, Pennsylvania, College Revenue             10/11 at 100.00        BBB-          1,869,621
                 Refunding Bonds, Neumann College, Series 2001,
                 6.000%, 10/01/31

        1,310   Delaware County Authority, Pennsylvania, Revenue Refunding            8/13 at 100.00         AAA          1,461,895
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/16 -
                 FGIC Insured

        2,370   Montgomery County Industrial Development Authority,                   8/07 at 100.00         AAA          2,516,348
                 Pennsylvania, Revenue Bonds, Hill School Project,
                 Series 1997, 5.350%, 8/15/27 - MBIA Insured

        1,000   Pennsylvania Higher Educational Facilities Authority, State           6/12 at 100.00         Aaa          1,066,320
                 System of Higher Education Revenue Bonds, Series 2002W,
                 5.000%, 6/15/19 - AMBAC Insured

        1,090   Pennsylvania Higher Educational Facilities Authority, Revenue         1/13 at 100.00          A1          1,206,052
                 Bonds, Thomas Jefferson University, Series 2002,
                 5.500%, 1/01/16

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 100.00          AA          1,554,750
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        3,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          3,429,330
                 Bonds, Series 2002, 5.250%, 8/15/14

        2,000   West Cornwall Township Municipal Authority, Pennsylvania,            12/11 at 100.00        BBB+          2,055,240
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 6.000%, 12/15/27


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.0%

          200   Allegheny County Hospital Development Authority,                     11/10 at 102.00           B            215,266
                 Pennsylvania, Revenue Bonds, West Penn Allegheny
                 Health System, Series 2000B, 9.250%, 11/15/30

        2,500   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,536,175
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB            586,056
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        2,150   Pennsylvania Higher Educational Facilities Authority, Revenue         1/11 at 101.00           A          2,274,077
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,000   Washington County Hospital Authority, Pennsylvania,                   6/12 at 101.00          A3          1,057,160
                 Revenue Bonds, Monongahela Valley Hospital Project,
                 Series 2002, 5.500%, 6/01/17

        1,250   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+          1,288,425
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.8%

        1,975   Allegheny County Residential Finance Authority,                      11/08 at 102.00         Aaa          2,029,550
                 Pennsylvania, Single Family Mortgage Revenue Bonds,
                 Series 1998-DD2, 5.400%, 11/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 6.5%

        2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          2,007,000
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        1,250   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          1,412,688
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 -
                 AMBAC Insured


                                       50

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 11.5%

$       1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00         N/R        $   999,460
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25

        2,100   Lancaster County Hospital Authority, Pennsylvania, Health            12/11 at 100.00          A-          2,159,514
                 Center Revenue Bonds, Willow Valley Retirement
                 Communities Project, Series 2001, 5.875%, 6/01/31

        2,875   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          2,950,699
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation
                 for the Aging Project, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.7%

        3,000   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R          3,031,350
                 Exempt Facilities Revenue Bonds, National Gypsum Project,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 34.5%

        2,415   Bucks County, Pennsylvania, Central Bucks School District,            5/12 at 100.00         Aaa          2,691,373
                 General Obligation Bonds, Series 2002, 5.500%, 5/15/18 -
                 FGIC Insured

                Lake-Lehman School District, Luzerne County, Pennsylvania,
                General Obligation Bonds, Series 2001:
        1,315    0.000%, 4/01/25 - MBIA Insured                                         No Opt. Call         AAA            443,576
        1,315    0.000%, 4/01/26 - MBIA Insured                                         No Opt. Call         AAA            420,537

        1,105   Oxford Area School District, Chester County, Pennsylvania,            2/12 at 100.00         AAA          1,235,578
                 General Obligation Bonds, Series 2001A, 5.500%, 2/15/17 -
                 FGIC Insured

        2,000   Pennsylvania General Obligation Bonds, Second                         9/11 at 101.00          AA          2,221,600
                 Series 2001, 5.000%, 9/15/13

        2,500   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          2,807,075
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,505,380
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/14 - FSA Insured

        9,270   Reading School District, Berks County, Pennsylvania, General           7/11 at 54.58         AAA          3,550,410
                 Obligation Bonds, Series 2001A, 0.000%, 1/15/22 -
                 FGIC Insured

        1,230   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,339,532
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 8.9%

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,128,980
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15 -
                 MBIA Insured

        1,500   Philadelphia Redevelopment Authority, Pennsylvania,                   4/12 at 100.00         AAA          1,664,565
                 Revenue Bonds, Philadelphia Neighborhood Transformation
                 Initiative, Series 2002A, 5.500%, 4/15/19 - FGIC Insured

        1,000   Philadelphia Municipal Authority, Pennsylvania, Lease                11/13 at 100.00         AAA          1,104,950
                 Revenue Bonds, Series 2003B, 5.250%, 11/15/17 -
                 FSA Insured

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            818,209
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.9%

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,052,480
                 Revenue Bonds, AMTRAK 30th Street Station Parking
                 Garage Project, Series 2002, 5.875%, 6/01/33 -
                 ACA Insured

        1,750   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,807,890
                 Pennsylvania, Airport Revenue Bonds, Philadelphia
                 Airport System Project, Series 2001A, 5.250%, 7/01/28
                 (Alternative Minimum Tax) - FGIC Insured

        2,210   Pittsburgh and Allegheny County Sports and Exhibition                12/06 at 100.00         Aaa          2,351,661
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.375%, 12/01/30 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.7%

          500   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA            528,335
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company Project, Series 1999A,
                 4.350%, 12/01/13 - AMBAC Insured

        3,100   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,468,776
                 Pennsylvania, Resource Recovery Revenue Refunding
                 Bonds, Montenay Montgomery County Project,
                 Series 2002A, 5.000%, 11/01/10 - MBIA Insured


                                       51


                            Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                General Ordinance, Fourth Series 1998:
$       1,000    5.250%, 8/01/18 - FSA Insured                                        8/13 at 100.00         AAA        $ 1,106,627
        1,000    5.250%, 8/01/19 - FSA Insured                                        8/13 at 100.00         AAA          1,099,920
------------------------------------------------------------------------------------------------------------------------------------
$      79,355   Total Long-Term Investments (cost $71,286,384) - 145.0%                                                  76,722,184
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      1,182,876
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.3)%                                                        (25,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $52,905,060
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       52


                            Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.9%

$         700   Allegheny County Higher Education Building Authority,                   No Opt. Call         AA-        $   700,994
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.450%, 3/01/27

        1,500   Allegheny County Higher Education Building Authority,                   No Opt. Call        Baa3          1,561,725
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

        1,435   Delaware County Authority, Pennsylvania, Revenue Refunding            8/13 at 100.00         AAA          1,595,290
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/17 -
                 FGIC Insured

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 101.00         AAA          2,049,540
                 Bonds, Temple University, Series 2001, 5.000%, 7/15/31 -
                 MBIA Insured

        5,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          5,709,750
                 Bonds, Series 2002, 5.250%, 8/15/12

        1,000   Union County, Higher Education Facilities Financing Authority,        4/13 at 100.00         Aa3          1,086,520
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.4%

                Allegheny County Hospital Development Authority, Pennsylvania,
                Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
          100    9.250%, 11/15/22                                                    11/10 at 102.00           B            107,633
          100    9.250%, 11/15/30                                                    11/10 at 102.00           B            107,633

        2,000   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,028,940
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB            586,056
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        1,000   Philadelphia Hospitals and Higher Education Facilities                5/04 at 102.00         BBB          1,009,630
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

        1,450   Washington County Hospital Authority, Pennsylvania,                   6/12 at 101.00          A3          1,570,814
                 Revenue Bonds, Monongahela Valley Hospital Project,
                 Series 2002, 6.250%, 6/01/22

          600   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00        BBB+            618,444
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 5.8%

        3,000   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,357,960
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.5%

          965   Allegheny County Residential Finance Authority, Pennsylvania,         5/12 at 102.00         Aaa          1,007,981
                 Health Care Facilities Revenue Bonds, Lemington Home for
                 the Aged Project, Series 2002A - GNMA Collateralized,
                 5.750%, 5/20/37

        1,155   Bucks County Industrial Development Authority,                       10/12 at 101.00        BBB+          1,186,878
                 Pennsylvania, Revenue Bonds, Pennswood Village Project,
                 Series 2002A, 6.000%, 10/01/34

        1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00         N/R            999,460
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.2%

        2,190   Bucks County Industrial Development Authority, Pennsylvania,            No Opt. Call        BBB+          2,419,227
                 Environmental Improvement Revenue Bonds, USX Corp.
                 Project, Series 1995, 5.400%, 11/01/17 (Mandatory
                 put 11/01/11)


                                       53


                            Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 36.9%

$       1,500   Ambridge Area School District, Beaver County, Pennsylvania,          11/12 at 100.00         AAA        $ 1,580,820
                 General Obligation Bonds, Series 2002B, 5.125%, 5/01/23 -
                 FGIC Insured

        1,740   Butler County, Pennsylvania, Butler Area School District,            10/12 at 100.00         AAA          1,856,128
                 General Obligation Bonds, Series 2002A, 5.375%, 10/01/26 -
                 FGIC Insured

          765   Butler County, Pennsylvania, Butler Area School District,            10/12 at 100.00         AAA            814,916
                 General Obligation Bonds, Series 2002B,
                 5.375%, 10/01/29 - FGIC Insured

                Greensburg Salem School District, Westmoreland County,
                Pennsylvania, General Obligation Bonds, Series 2002 Refunding:
          725    5.375%, 9/15/15 - FGIC Insured                                       9/12 at 100.00         AAA            816,075
        1,000    5.375%, 9/15/16 - FGIC Insured                                       9/12 at 100.00         AAA          1,120,080

        4,280   Lehigh County, Pennsylvania, General Obligation Bonds,               11/11 at 100.00         Aa3          4,678,810
                 Series 2001, 5.000%, 11/15/15

        1,100   Luzerne County, Pennsylvania, General Obligation Bonds,               11/12 at 57.97         Aaa            431,145
                 Series 2002B, 0.000%, 11/15/21 - MBIA Insured

        4,000   Pennsylvania General Obligation Bonds, Second                         9/11 at 101.00          AA          4,377,200
                 Series 2001, 5.000%, 9/15/15

        2,000   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          2,143,300
                 Bonds, Series 2002A, 5.500%, 2/01/31 - FSA Insured

        3,170   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,559,371
                 Bonds, Series 2002B, 5.625%, 8/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 36.5%

        4,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         Aa2          4,685,880
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        2,000   Grove City Area Hospital Authority, Mercer County,                    3/12 at 100.00         AAA          2,112,660
                 Pennsylvania, Revenue Bonds, County Guaranteed,
                 Woodland Place Project, Series 2002, 5.400%, 3/01/31 -
                 FGIC Insured

        4,000   Harrisburg Parking Authority, Pennsylvania, Guaranteed                9/11 at 100.00         Aaa          4,161,120
                 Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
                 MBIA Insured

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,128,980
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15 -
                 MBIA Insured

        2,945   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          3,169,144
                 Bonds, Series 2001, 5.500%, 7/15/33 - AMBAC Insured

        2,000   Philadelphia Authority for Industrial Development,                   10/11 at 101.00         AAA          2,065,920
                 Pennsylvania, Lease Revenue Bonds, Series 2001B,
                 5.125%, 10/01/26 - FSA Insured

                Philadelphia Redevelopment Authority, Pennsylvania, Revenue
                Bonds, Philadelphia Neighborhood Transformation
                Initiative, Series 2002A:
        1,000    5.500%, 4/15/18 - FGIC Insured                                       4/12 at 100.00         AAA          1,113,450
        1,750    5.500%, 4/15/22 - FGIC Insured                                       4/12 at 100.00         AAA          1,913,503

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            818,209
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.6%

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,052,480
                 Revenue Bonds, AMTRAK 30th Street Station Parking
                 Garage Project, Series 2002, 5.875%, 6/01/33 -
                 ACA Insured

        1,000   Susquehanna Area Regional Airport Authority, Pennsylvania,            1/13 at 100.00         Aaa          1,014,480
                 Airport System Revenue Bonds, Series 2003A,
                 5.000%, 1/01/28 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 4.0%

        2,000   Adams County, Pennsylvania, General Obligation Bonds,                 5/11 at 100.00         AAA          2,323,980
                 Series 2001, 5.500%, 11/15/26 (Pre-refunded to 5/15/11) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.6%

        3,135   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,507,940
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montenay Montgomery County Project, Series 2002A,
                 5.000%, 11/01/10 - MBIA Insured

        2,420   Philadelphia, Pennsylvania, Gas Works Revenue Bonds,                  8/13 at 100.00         AAA          2,643,656
                 General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 -
                 FSA Insured


                                       54

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.2%

$       4,500   Bucks County Industrial Development Authority,                        3/12 at 100.00         AAA        $ 4,756,949
                 Pennsylvania, Water Facility Revenue Bonds, Pennsylvania
                 Suburban Water Company Project, Series 2002,
                 5.550%, 9/01/32 (Alternative Minimum Tax) -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      79,525   Total Long-Term Investments (cost $80,372,470) - 147.6%                                                  85,550,671
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                        927,639
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.2)%                                                        (28,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $57,978,310
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       55


                            Statement of
                                ASSETS AND LIABILITIES December 31, 2003 (Unaudited)

                                                                      NEW JERSEY       NEW JERSEY        NEW JERSEY       NEW JERSEY
                                                                      INVESTMENT          PREMIUM          DIVIDEND         DIVIDEND
                                                                         QUALITY           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                           (NQJ)            (NNJ)             (NXJ)            (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $446,202,618, $263,703,624,
   $138,724,096 and $97,433,302, respectively)                      $470,015,640     $283,598,297      $146,032,474    $102,140,891
Cash                                                                          --        1,157,796                --              --
Receivables:
   Interest                                                            7,124,886        4,043,066         2,352,765       1,486,312
   Investments sold                                                    4,358,640               --                --              --
Other assets                                                              25,734           20,393             6,078           4,797
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   481,524,900      288,819,552       148,391,317     103,632,000
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Bank borrowings                                                       937,959               --           212,280         114,631
   Investments purchased                                               4,448,169        2,764,783                --              --
Accrued expenses:
   Management fees                                                       255,630          154,949            43,466          30,554
   Other                                                                  89,930          121,041            17,988          19,481
Preferred share dividends payable                                          5,966            3,855             1,591             473
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                5,737,654        3,044,628           275,325         165,139
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               162,000,000       91,600,000        48,000,000      34,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $313,787,246     $194,174,924      $100,115,992    $ 68,966,861
====================================================================================================================================
Common shares outstanding                                             20,311,361       12,019,997         6,550,253       4,507,997
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      15.45     $      16.15      $      15.28    $      15.30
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    203,114     $    120,200      $     65,503    $     45,080
Paid-in surplus                                                      286,305,865      171,545,204        92,973,489      63,916,602
Undistributed (Over-distribution of) net investment income             3,171,319        2,291,657           909,320         352,014
Accumulated net realized gain (loss) from investments                    293,926          323,190        (1,140,698)        (54,424)
Net unrealized appreciation of investments                            23,813,022       19,894,673         7,308,378       4,707,589
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $313,787,246     $194,174,924      $100,115,992    $ 68,966,861
====================================================================================================================================
Authorized shares:
   Common                                                            200,000,000      200,000,000         Unlimited       Unlimited
   Preferred                                                           1,000,000        1,000,000         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       56

                                                                    PENNSYLVANIA     PENNSYLVANIA      PENNSYLVANIA    PENNSYLVANIA
                                                                      INVESTMENT          PREMIUM          DIVIDEND        DIVIDEND
                                                                         QUALITY         INCOME 2         ADVANTAGE     ADVANTAGE 2
                                                                           (NQP)            (NPY)             (NXM)           (NVY)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $360,927,966, $334,306,668,
   $71,286,384 and $80,372,470, respectively)                       $384,170,061     $360,232,023       $76,722,184     $85,550,671
Cash                                                                   1,999,580        1,490,070           157,423              --
Receivables:
   Interest                                                            4,880,550        5,048,080         1,056,987       1,316,628
   Investments sold                                                           --           25,000                --              --
Other assets                                                              21,601           33,299             6,733           4,660
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   391,071,792      366,828,472        77,943,327      86,871,959
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Bank borrowings                                                            --               --                --         349,271
   Investments purchased                                               3,557,253        3,736,243                --              --
Accrued expenses:
   Management fees                                                       208,087          195,554            23,039          25,570
   Other                                                                  77,838          126,101            14,407          16,808
Preferred share dividends payable                                          6,141            6,709               821           2,000
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                3,849,319        4,064,607            38,267         393,649
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               132,000,000      118,100,000        25,000,000      28,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $255,222,473     $244,663,865       $52,905,060     $57,978,310
====================================================================================================================================
Common shares outstanding                                             16,284,082       15,758,819         3,298,049       3,723,722
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      15.67     $      15.53       $     16.04     $     15.57
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    162,841     $    157,588       $    32,980     $    37,237
Paid-in surplus                                                      230,462,158      215,467,280        46,776,861      52,782,060
Undistributed (Over-distribution of) net investment income             1,316,204        2,847,918           588,766         (19,182)
Accumulated net realized gain (loss) from investments                     39,175          265,724            70,653              (6)
Net unrealized appreciation of investments                            23,242,095       25,925,355         5,435,800       5,178,201
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $255,222,473     $244,663,865       $52,905,060     $57,978,310
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                 OPERATIONS Six Months Ended December 31, 2003 (Unaudited)
                                                                      NEW JERSEY       NEW JERSEY        NEW JERSEY      NEW JERSEY
                                                                      INVESTMENT          PREMIUM          DIVIDEND        DIVIDEND
                                                                         QUALITY           INCOME         ADVANTAGE     ADVANTAGE 2
                                                                           (NQJ)            (NNJ)             (NXJ)           (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $12,397,738       $7,176,482        $3,674,321      $2,621,477
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        1,502,662          911,323           473,145         332,013
Preferred shares - auction fees                                          204,714          115,831            60,555          43,524
Preferred shares - dividend disbursing agent fees                         15,123           15,123             5,042           5,042
Shareholders' servicing agent fees and expenses                           28,529           16,452             1,177             311
Custodian's fees and expenses                                             56,412           33,911            16,123          19,185
Directors'/Trustees' fees and expenses                                     5,261            3,081             1,521           1,003
Professional fees                                                          9,993            8,168             7,214           5,688
Shareholders' reports - printing and mailing expenses                     25,712           12,544             1,143           7,667
Stock exchange listing fees                                                7,971            7,815               302             208
Investor relations expense                                                 8,159            4,718             8,007           5,904
Other expenses                                                            16,658            8,963             5,929          10,693
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,881,194        1,137,929           580,158         431,238
   Custodian fee credit                                                   (6,555)          (2,971)           (3,950)         (2,791)
   Expense reimbursement                                                      --               --          (218,960)       (153,237)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,874,639        1,134,958           357,248         275,210
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 10,523,099        6,041,524         3,317,073       2,346,267
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                     3,319,859        2,413,049           167,766          26,246
Change in net unrealized appreciation (depreciation) of investments   (3,376,788)      (2,344,734)         (681,663)       (577,058)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                         (56,929)          68,315          (513,897)       (550,812)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (466,333)        (259,564)         (180,900)       (118,590)
From accumulated net realized gains from investments                    (229,747)        (105,619)               --         (18,535)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
   to Preferred shareholders                                            (696,080)        (365,183)         (180,900)       (137,125)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $ 9,770,090       $5,744,656        $2,622,276      $1,658,330
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       58

                                                                    PENNSYLVANIA     PENNSYLVANIA      PENNSYLVANIA    PENNSYLVANIA
                                                                      INVESTMENT          PREMIUM          DIVIDEND        DIVIDEND
                                                                         QUALITY         INCOME 2         ADVANTAGE     ADVANTAGE 2
                                                                           (NQP)            (NPY)             (NXM)           (NVY)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 9,645,255      $ 9,291,502        $1,917,940      $2,051,604
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        1,222,103        1,149,621           250,903         279,202
Preferred shares - auction fees                                          166,867          149,778            31,539          32,437
Preferred shares - dividend disbursing agent fees                         15,123           15,123             5,042           5,042
Shareholders' servicing agent fees and expenses                           31,353           24,866               732           1,270
Custodian's fees and expenses                                             43,265           40,698             7,968          10,834
Directors'/Trustees' fees and expenses                                     4,046            3,887               710             740
Professional fees                                                          9,703           10,112             4,984           5,323
Shareholders' reports - printing and mailing expenses                     16,193           14,916             3,334           7,413
Stock exchange listing fees                                                7,932            7,825               152             172
Investor relations expense                                                 6,277            6,104             4,475           5,205
Other expenses                                                            14,853            2,344             4,365           7,619
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,537,715        1,425,274           314,204         355,257
   Custodian fee credit                                                   (9,582)         (20,049)           (3,938)         (2,528)
   Expense reimbursement                                                      --               --          (115,801)       (128,863)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,528,133        1,405,225           194,465         223,866
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  8,117,122        7,886,277         1,723,475       1,827,738
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                     1,357,628        1,133,694           188,646          51,720
Change in net unrealized appreciation (depreciation) of investments   (5,167,935)      (1,349,118)         (358,406)       (681,571)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (3,810,307)        (215,424)         (169,760)       (629,851)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (438,130)        (337,818)          (61,114)        (81,872)
From accumulated net realized gains from investments                     (18,006)        (131,627)          (40,997)        (49,773)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
   to Preferred shareholders                                            (456,136)        (469,445)         (102,111)       (131,645)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $ 3,850,679      $ 7,201,408        $1,451,604      $1,066,242
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       59

                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                                          NEW JERSEY                        NEW JERSEY                        NEW JERSEY
                                  INVESTMENT QUALITY (NQJ)             PREMIUM INCOME (NNJ)             DIVIDEND ADVANTAGE (NXJ)
                             ---------------------------------  ---------------------------------  ---------------------------------
                             SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                     12/31/03          6/30/03          12/31/03          6/30/03          12/31/03         6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 10,523,099     $ 21,238,667       $ 6,041,524     $ 12,482,999       $ 3,317,073     $ 6,802,978
Net realized gain (loss)
   from investments                 3,319,859        1,346,875         2,413,049        1,350,825           167,766      (1,018,294)
Change in net unrealized
   appreciation
   (depreciation)
   of investments                  (3,376,788)      10,671,351        (2,344,734)       6,255,134          (681,663)      6,715,619
Distributions to Preferred
Shareholders:
   From net investment income        (466,333)      (1,419,468)         (259,564)        (886,855)         (180,900)       (452,229)
   From accumulated net
     realized gains
     from investments                (229,747)        (169,479)         (105,619)              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares
   from operations                  9,770,090       31,667,946         5,744,656       19,202,103         2,622,276      12,048,074
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (9,739,871)     (18,736,412)       (5,628,616)     (11,026,672)       (3,058,331)     (5,713,922)
From accumulated net
   realized gains
   from investments                (4,021,804)      (1,345,170)       (1,617,686)              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to
   Common shareholders            (13,761,675)     (20,081,582)       (7,246,302)     (11,026,672)       (3,058,331)     (5,713,922)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --               --             1,664              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    809,244          575,330           108,547               --            48,641              --
Preferred shares offering costs            --               --                --               --                --          37,290
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions         809,244          575,330           108,547               --            50,305          37,290
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     (3,182,341)      12,161,694        (1,393,099)       8,175,431          (385,750)      6,371,442
Net assets applicable to Common
   shares at the beginning
   of period                      316,969,587      304,807,893       195,568,023      187,392,592       100,501,742      94,130,300
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $313,787,246     $316,969,587      $194,174,924     $195,568,023      $100,115,992    $100,501,742
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income at the
    end of period                $  3,171,319     $  2,854,424      $  2,291,657     $  2,138,313      $    909,320    $    831,478
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                         NEW JERSEY                   PENNSYLVANIA INVESTMENT            PENNSYLVANIA PREMIUM
                                DIVIDEND ADVANTAGE 2 (NUJ)                QUALITY (NQP)                      INCOME 2 (NPY)
                             ---------------------------------  ---------------------------------  ---------------------------------
                             SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                     12/31/03          6/30/03          12/31/03          6/30/03          12/31/03         6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,346,267      $ 4,719,256       $ 8,117,122     $ 16,535,941       $ 7,886,277    $ 16,321,628
Net realized gain (loss)
   from investments                    26,246          345,915         1,357,628        1,884,672         1,133,694       1,698,255
Change in net unrealized
   appreciation
   (depreciation)
   of investments                    (577,058)       4,054,385        (5,167,935)      17,527,987        (1,349,118)     10,810,137
Distributions to Preferred
   Shareholders:
   From net investment income        (118,590)        (345,886)         (438,130)      (1,392,205)         (337,818)     (1,223,173)
   From accumulated net realized
     gains from investments           (18,535)         (20,192)          (18,006)              --          (131,627)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares
   from operations                  1,658,330        8,753,478         3,850,679       34,556,395         7,201,408      27,606,847
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (2,069,084)      (4,137,816)       (7,488,033)     (14,842,385)       (7,491,389)    (14,623,151)
From accumulated net
   realized gains
   from investments                  (243,881)        (143,736)         (204,569)              --        (1,741,706)             --
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (2,312,965)      (4,281,552)       (7,692,602)     (14,842,385)       (9,233,095)    (14,623,151)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --                --               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions      7,028            7,924           140,232           283,963           91,875          84,070
Preferred shares offering costs        (1,400)         (17,393)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions           5,628           (9,469)          140,232           283,963           91,875          84,070
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares       (649,007)       4,462,457        (3,701,691)      19,997,973        (1,939,812)     13,067,766
Net assets applicable to Common
   shares at the beginning
   of period                       69,615,868       65,153,411       258,924,164      238,926,191       246,603,677     233,535,911
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $68,966,861      $69,615,868      $255,222,473     $258,924,164      $244,663,865    $246,603,677
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income at the
    end of period                 $   352,014      $   193,421      $  1,316,204     $  1,125,245      $  2,847,918    $  2,790,848
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                           PENNSYLVANIA                       PENNSYLVANIA
                                                                      DIVIDEND ADVANTAGE (NXM)         DIVIDEND ADVANTAGE 2 (NVY)
                                                                ---------------------------------  ---------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                        12/31/03          6/30/03          12/31/03         6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,723,475      $ 3,553,126       $ 1,827,738     $ 3,732,725
Net realized gain (loss) from investments                                188,646          685,967            51,720         618,914
Change in net unrealized appreciation
   (depreciation) of investments                                        (358,406)       3,644,254          (681,571)      4,220,745
Distributions to Preferred Shareholders:
   From net investment income                                            (61,114)        (246,805)          (81,872)       (317,893)
   From accumulated net realized gains
     from investments                                                    (40,997)         (47,322)          (49,773)        (17,220)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       1,451,604        7,589,220         1,066,242       8,237,271
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,587,275)      (3,033,667)       (1,709,496)     (3,418,107)
From accumulated net realized gains
   from investments                                                     (570,305)        (322,656)         (579,472)       (109,844)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (2,157,580)      (3,356,323)       (2,288,968)     (3,527,951)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                        1,664               --                --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        18,011               --                --          25,883
Preferred shares offering costs                                               --           51,983            (1,402)        (13,359)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                             19,675           51,983            (1,402)         12,524
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          (686,301)       4,284,880        (1,224,128)      4,721,844
Net assets applicable to Common
   shares at the beginning of period                                  53,591,361       49,306,481        59,202,438      54,480,594
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $52,905,060      $53,591,361       $57,978,310     $59,202,438
====================================================================================================================================
Undistributed (Over-distribution of)
    net investment income at the
    end of period                                                    $   588,766      $   513,680       $   (19,182)    $   (55,552)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund
(NXM) and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY). Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) are traded on the New York Stock Exchange while Common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 2003, New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) had outstanding when-issued and/or delayed delivery purchase commitments of $4,448,169, $2,764,783, $3,557,253 and $3,736,243, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                               NEW JERSEY NEW JERSEY NEW JERSEY NEW JERSEY INVESTMENT PREMIUM DIVIDEND DIVIDEND
                                  QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                    (NQJ)        (NNJ)        (NXJ)        (NUJ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         3,200           --           --           --
   Series T                            --          624        1,920           --
   Series W                            --        1,440           --        1,380
   Series TH                        2,000        1,600           --           --
   Series F                         1,280           --           --           --
--------------------------------------------------------------------------------
Total                               6,480        3,664        1,920        1,380
================================================================================

                             PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                               INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                  QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                    (NQP)        (NPY)        (NXM)        (NVY)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --          844           --        1,140
   Series T                           880           --        1,000           --
   Series W                         2,400           --           --           --
   Series TH                        2,000        2,080           --           --
   Series F                            --        1,800           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,724        1,000        1,140
================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                 NEW JERSEY                 NEW JERSEY                 NEW JERSEY
                          INVESTMENT QUALITY (NQJ)     PREMIUM INCOME (NNJ)     DIVIDEND ADVANTAGE (NXJ)
                          ------------------------   -----------------------   -------------------------
                          SIX MONTHS                 SIX MONTHS                SIX MONTHS
                               ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED     YEAR ENDED
                            12/31/03       6/30/03     12/31/03      6/30/03     12/31/03        6/30/03
--------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions            52,712        37,370        7,067           --        3,253             --
========================================================================================================

                                 NEW JERSEY               PENNSYLVANIA               PENNSYLVANIA
                         DIVIDEND ADVANTAGE 2 (NUJ) INVESTMENT QUALITY (NQP)    PREMIUM INCOME 2 (NPY)
                         -------------------------- ------------------------   -------------------------
                          SIX MONTHS                 SIX MONTHS                SIX MONTHS
                               ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED     YEAR ENDED
                            12/31/03       6/30/03     12/31/03      6/30/03     12/31/03        6/30/03
--------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions               463           526        8,764       18,725        5,760          5,597
========================================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)

                                                        PENNSYLVANIA                 PENNSYLVANIA
                                                  DIVIDEND ADVANTAGE (NXM)    DIVIDEND ADVANTAGE 2 (NVY)
                                                  ------------------------   ---------------------------
                                                   SIX MONTHS                SIX MONTHS
                                                        ENDED   YEAR ENDED        ENDED       YEAR ENDED
                                                     12/31/03      6/30/03     12/31/03          6/30/03
--------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
     due to reinvestment of
     distributions                                      1,092           --           --            1,709
========================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended December 31, 2003, were as follows:

                               NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                               INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                  QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                    (NQJ)        (NNJ)        (NXJ)        (NUJ)
--------------------------------------------------------------------------------
Purchases                     $57,925,706  $38,799,241  $11,003,794   $5,424,980
Sales and maturities           62,906,752   41,034,396   13,358,341    8,574,843
================================================================================

                             PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA PENNSYLVANIA
                               INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                  QUALITY     INCOME 2    ADVANTAGE  ADVANTAGE 2
                                    (NQP)        (NPY)        (NXM)        (NVY)
--------------------------------------------------------------------------------
Purchases                     $37,794,545  $45,931,379   $5,905,187   $2,866,260
Sales and maturities           39,556,314   37,943,772    4,553,323    1,023,210
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2003, the cost of investments were as follows:

                             NEW JERSEY    NEW JERSEY    NEW JERSEY   NEW JERSEY
                             INVESTMENT       PREMIUM      DIVIDEND     DIVIDEND
                                QUALITY        INCOME     ADVANTAGE  ADVANTAGE 2
                                  (NQJ)         (NNJ)         (NXJ)        (NUJ)
--------------------------------------------------------------------------------
Cost of investments        $446,162,366  $263,563,762  $138,696,923  $97,419,444
================================================================================


                          PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                 (NQP)         (NPY)         (NXM)         (NVY)
--------------------------------------------------------------------------------
Cost of investments       $360,903,248  $334,128,724   $71,254,622   $80,364,247
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2003, were as follows:

                                                         NEW JERSEY   NEW JERSEY   NEW JERSEY   NEW JERSEY
                                                         INVESTMENT      PREMIUM     DIVIDEND     DIVIDEND
                                                            QUALITY       INCOME    ADVANTAGE  ADVANTAGE 2
                                                              (NQJ)        (NNJ)        (NXJ)        (NUJ)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $25,900,886   $20,423,651   $7,676,552   $4,905,039
   Depreciation                                         (2,047,612)     (389,116)    (341,001)    (183,592)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments             $23,853,274   $20,034,535   $7,335,551   $4,721,447
==========================================================================================================

                                                    PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                      INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                         QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                           (NQP)         (NPY)         (NXM)         (NVY)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $23,403,043    $27,234,717    $5,480,834    $5,186,424
   Depreciation                                        (136,230)    (1,131,418)      (13,272)           --
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments          $23,266,813    $26,103,299    $5,467,562    $5,186,424
==========================================================================================================


The tax components of undistributed net investment income and net realized gains at June 30, 2003, the Funds' last fiscal year end, were as follows:

                                                      NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                                                      INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                         QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                                           (NQJ)         (NNJ)         (NXJ)         (NUJ)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                   $4,388,218    $2,935,001    $1,314,052      $532,021
Undistributed net ordinary income *                       41,048         1,718            72       181,959
Undistributed net long-term capital gains              1,228,997            --            --            --
==========================================================================================================

                                                    PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                      INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                         QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                           (NQP)         (NPY)         (NXM)         (NVY)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                   $2,277,915    $3,796,469      $752,413      $228,907
Undistributed net ordinary income *                       46,683        23,349         6,531       383,089
Undistributed net long-term capital gains                     --     1,005,363       487,758       194,764
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the fiscal year ended June 30, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                      NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                                                      INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                         QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                                           (NQJ)         (NNJ)         (NXJ)         (NUJ)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income             $20,112,448   $11,722,514    $6,130,175    $4,484,545
Distributions from net ordinary income *                      --       133,874            --       163,988
Distributions from net long-term capital gains         1,514,649            --            --            --
==========================================================================================================

                                                    PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                      INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                         QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                           (NQP)         (NPY)         (NXM)         (NVY)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income             $16,232,380   $15,704,179    $3,253,465    $3,737,200
Distributions from net ordinary income *                      --        93,494       107,098       127,064
Distributions from net long-term capital gains                --            --       269,069            --
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At June 30, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                           NEW JERSEY   NEW JERSEY  PENNSYLVANIA
                                              PREMIUM     DIVIDEND    INVESTMENT
                                               INCOME    ADVANTAGE       QUALITY
                                                (NNJ)        (NXJ)         (NQP)
--------------------------------------------------------------------------------
Expiration year:
   2009                                      $366,812     $     --    $       --
   2010                                            --      278,092     1,102,880
--------------------------------------------------------------------------------
Total                                        $366,812     $278,092    $1,102,880
================================================================================


New Jersey Dividend Advantage (NXJ) has elected to defer $1,030,383 of net realized losses from investments incurred from November 1, 2002 through June 30, 2003 ("post-October losses") in accordance with Federal income tax regulations. These post-October losses are treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New Jersey Investment Quality's (NQJ), New Jersey Premium Income's (NNJ), Pennsylvania Investment Quality's (NQP) and Pennsylvania Premium Income 2's
(NPY) investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under New Jersey Dividend Advantage's (NXJ), New Jersey Dividend Advantage 2's
(NUJ), Pennsylvania Dividend Advantage's (NXM) and Pennsylvania Dividend Advantage 2's (NVY) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser, or its affiliates.

For the first ten years of New Jersey Dividend Advantage's (NXJ) and Pennsylvania Dividend Advantage's (NXM) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
MARCH 31,                                           MARCH 31,
--------------------------------------------------------------------------------
2001*                       .30%                        2007                .25%
2002                        .30                         2008                .20
2003                        .30                         2009                .15
2004                        .30                         2010                .10
2005                        .30                         2011                .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage (NXJ) and Pennsylvania Dividend Advantage (NXM) for any portion of their fees and expenses beyond March 31, 2011.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of New Jersey Dividend Advantage 2's (NUJ) and Pennsylvania Dividend Advantage 2's (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
MARCH 31,                                           MARCH 31,
--------------------------------------------------------------------------------
2002*                       .30%                        2008                .25%
2003                        .30                         2009                .20
2004                        .30                         2010                .15
2005                        .30                         2011                .10
2006                        .30                         2012                .05
2007                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of their fees and expenses beyond March 31, 2012.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 2, 2004, to shareholders of record on January 15, 2004, as follows:

                            NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                 (NQJ)         (NNJ)         (NXJ)         (NUJ)
--------------------------------------------------------------------------------
Dividend per share              $.0800        $.0780        $.0785        $.0765
================================================================================


                          PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                 (NQP)         (NPY)         (NXM)         (NVY)
--------------------------------------------------------------------------------
Dividend per share              $.0760        $.0790        $.0805        $.0765
================================================================================

                            Financial
                                   HIGHLIGHTS (Unaudited)

                            Financial
                                   HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                  ------------------------------------------------------------------  -----------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                   Net
                      Beginning                         Net     Investment         Capital            Investment   Capital
                         Common                   Realized/      Income to        Gains to             Income to  Gains to
                          Share          Net     Unrealized      Preferred       Preferred                Common    Common
                      Net Asset   Investment     Investment         Share-          Share-                Share-    Share-
                          Value       Income    Gain (Loss)        holders+        holders+    Total     holders   holders    Total
====================================================================================================================================
NEW JERSEY
INVESTMENT QUALITY (NQJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                  $15.65        $ .51           $ --          $(.02)          $(.01)    $ .48       $(.48)    $(.20)  $ (.68)
2003                      15.07         1.05            .61           (.07)           (.01)     1.58        (.93)     (.07)   (1.00)
2002                      15.03         1.10           (.01)          (.13)             --       .96        (.92)       --     (.92)
2001                      14.45         1.19            .58           (.27)             --      1.50        (.92)       --     (.92)
2000                      15.14         1.20           (.63)          (.29)           (.01)      .27        (.92)     (.04)    (.96)
1999                      15.65         1.14           (.46)          (.20)           (.01)      .47        (.93)     (.03)    (.96)

NEW JERSEY
PREMIUM INCOME (NNJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                   16.28          .50             --           (.02)           (.01)      .47        (.47)     (.13)    (.60)
2003                      15.60         1.04            .63           (.07)             --      1.60        (.92)       --     (.92)
2002                      15.27         1.06            .24           (.12)             --      1.18        (.85)       --     (.85)
2001                      14.28         1.07            .99           (.25)             --      1.81        (.82)       --     (.82)
2000                      14.92         1.08           (.62)          (.25)             --       .21        (.85)       --     (.85)
1999                      15.34         1.08           (.41)          (.22)             --       .45        (.87)       --     (.87)

NEW JERSEY
DIVIDEND ADVANTAGE (NXJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                   15.35          .51           (.08)          (.03)             --       .40        (.47)       --     (.47)
2003                      14.38         1.04            .86           (.07)             --      1.83        (.87)       --     (.87)
2002                      14.39         1.04           (.07)          (.13)             --       .84        (.85)       --     (.85)
2001(a)                   14.33          .14            .22           (.03)             --       .33        (.14)       --     (.14)

NEW JERSEY
DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                   15.44          .52           (.12)          (.03)             --       .37        (.46)     (.05)    (.51)
2003                      14.46         1.05            .96           (.08)             --      1.93        (.92)     (.03)    (.95)
2002(b)                   14.33          .16            .27           (.01)             --       .42        (.15)       --     (.15)
====================================================================================================================================

                                                                      Total Returns
                                                                 ---------------------
                                                                               Based
                           Offering                                               on
                          Costs and       Ending                              Common
                          Preferred       Common                   Based       Share
                              Share        Share      Ending          on         Net
                       Underwriting    Net Asset      Market      Market       Asset
                          Discounts        Value       Value       Value**     Value**
======================================================================================
NEW JERSEY
INVESTMENT
QUALITY (NQJ)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                         $--       $15.45    $15.9400        4.42%       3.18%
2003                             --        15.65     15.9400       11.68       10.72
2002                             --        15.07     15.2200        4.19        6.56
2001                             --        15.03     15.5000       17.13       10.62
2000                             --        14.45     14.0625       (4.94)       1.94
1999                           (.02)       15.14     15.8125       (2.33)       2.82

NEW JERSEY
PREMIUM INCOME (NNJ)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          --        16.15     16.2700        4.96        3.01
2003                             --        16.28     16.1000       10.18       10.48
2002                             --        15.60     15.5000        7.88        7.91
2001                             --        15.27     15.1900       20.13       12.90
2000                             --        14.28     13.3750       (9.95)       1.64
1999                             --        14.92     15.8125        7.17        2.87

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          --        15.28     15.2100        2.58        2.72
2003                            .01        15.35     15.3000       15.09       13.18
2002                             --        14.38     14.1200        (.17)       6.05
2001(a)                        (.13)       14.39     14.9900         .87        1.42

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          --        15.30     15.0600        1.18        2.55
2003                             --        15.44     15.4000        9.14       13.74
2002(b)                        (.14)       14.46     15.0400        1.29        1.98
======================================================================================

                                                          Ratios/Supplemental Data
                         -------------------------------------------------------------------------------------------
                                        Before Credit/Reimbursement      After Credit/Reimbursement***
                                       ----------------------------     ------------------------------
                                                     Ratio of Net                       Ratio of Net
                                         Ratio of      Investment         Ratio of        Investment
                              Ending     Expenses       Income to         Expenses         Income to
                                 Net   to Average         Average       to Average           Average
                              Assets   Net Assets      Net Assets       Net Assets        Net Assets
                          Applicable   Applicable      Applicable       Applicable        Applicable      Portfolio
                           to Common    to Common       to Common        to Common         to Common       Turnover
                         Shares (000)      Shares++        Shares++         Shares++          Shares++         Rate
====================================================================================================================
NEW JERSEY
INVESTMENT
QUALITY (NQJ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                     $313,787         1.21%*          6.76%*           1.20%*            6.76%*           12%
2003                         316,970         1.22            6.80             1.22              6.81             12
2002                         304,808         1.25            7.35             1.23              7.36             22
2001                         301,785         1.24            7.97             1.23              7.99             16
2000                         288,810         1.22            8.27             1.21              8.28             11
1999                         301,329         1.13            7.27             1.13              7.27              8

NEW JERSEY
PREMIUM INCOME (NNJ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                      194,175         1.18*           6.27*            1.18*             6.28*            14
2003                         195,568         1.20            6.48             1.20              6.48             13
2002                         187,393         1.22            6.85             1.22              6.86             14
2001                         183,451         1.25            7.14             1.24              7.15              6
2000                         171,496         1.24            7.61             1.23              7.63             10
1999                         178,704         1.24            7.00             1.24              7.00             10

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                      100,116         1.18*           6.32*             .73*             6.77*             8
2003                         100,502         1.19            6.56              .74              7.01              8
2002                          94,130         1.24            6.76              .75              7.25              7
2001(a)                       94,187         1.05*           3.65*             .66*             4.03*             1

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                       68,967         1.27*           6.48*             .81*             6.94*             5
2003                          69,616         1.23            6.53              .76              7.00             12
2002(b)                       65,153         1.07*           3.86*             .67*             4.25*            --
====================================================================================================================

                            Preferred Shares at End of Period
                         ---------------------------------------
                          Aggregate    Liquidation
                              Amount     and Market        Asset
                         Outstanding          Value     Coverage
                               (000)      Per Share    Per Share
================================================================
NEW JERSEY
INVESTMENT
QUALITY (NQJ)
----------------------------------------------------------------
Year Ended 6/30:
2004(c)                     $162,000        $25,000      $73,424
2003                         162,000         25,000       73,915
2002                         162,000         25,000       72,038
2001                         162,000         25,000       71,572
2000                         162,000         25,000       69,569
1999                         162,000         25,000       71,501

NEW JERSEY
PREMIUM INCOME (NNJ)
----------------------------------------------------------------
Year Ended 6/30:
2004(c)                       91,600         25,000       77,995
2003                          91,600         25,000       78,376
2002                          91,600         25,000       76,144
2001                          91,600         25,000       75,068
2000                          91,600         25,000       71,806
1999                          91,600         25,000       73,773

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
----------------------------------------------------------------
Year Ended 6/30:
2004(c)                       48,000         25,000       77,144
2003                          48,000         25,000       77,345
2002                          48,000         25,000       74,026
2001(a)                       48,000         25,000       74,055

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
----------------------------------------------------------------
Year Ended 6/30:
2004(c)                       34,500         25,000       74,976
2003                          34,500         25,000       75,446
2002(b)                       34,500         25,000       72,213
================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through June 30, 2001.
(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.
(c)  For the six months ended December 31, 2003.

                                 See accompanying notes to financial statements.


                                  72-73 SPREAD

                      Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                  ------------------------------------------------------------------  -----------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                   Net
                      Beginning                         Net     Investment         Capital            Investment   Capital
                         Common                   Realized/      Income to        Gains to             Income to  Gains to
                          Share          Net     Unrealized      Preferred       Preferred                Common    Common
                      Net Asset   Investment     Investment         Share-          Share-                Share-    Share-
                          Value       Income    Gain (Loss)        holders+        holders+    Total     holders   holders    Total
====================================================================================================================================
PENNSYLVANIA
INVESTMENT QUALITY (NQP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                  $15.91        $ .50         $ (.24)         $(.03)            $--     $ .23      $ (.46)    $(.01)  $ (.47)
2003                      14.70         1.02           1.19           (.09)             --      2.12        (.91)       --     (.91)
2002                      14.57         1.09            .09           (.14)             --      1.04        (.91)       --     (.91)
2001                      14.39         1.23            .16           (.30)             --      1.09        (.91)       --     (.91)
2000                      15.33         1.25           (.83)          (.29)           (.02)      .11        (.98)     (.07)   (1.05)
1999                      15.94         1.22           (.59)          (.21)             --       .42       (1.01)       --    (1.01)

PENNSYLVANIA
PREMIUM INCOME 2 (NPY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                   15.65          .50             --           (.02)           (.01)      .47        (.48)     (.11)    (.59)
2003                      14.83         1.04            .79           (.08)             --      1.75        (.93)       --     (.93)
2002                      14.44         1.07            .30           (.12)             --      1.25        (.86)       --     (.86)
2001                      13.48         1.07            .95           (.27)             --      1.75        (.79)       --     (.79)
2000                      14.30         1.06           (.78)          (.27)             --       .01        (.81)     (.02)    (.83)
1999                      14.86         1.04           (.61)          (.23)             --       .20        (.76)       --     (.76)

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                   16.25          .52           (.05)          (.02)           (.01)      .44        (.48)     (.17)    (.65)
2003                      14.96         1.08           1.29           (.07)           (.01)     2.29        (.92)     (.10)   (1.02)
2002                      14.48         1.12            .37           (.13)             --      1.36        (.87)     (.01)    (.88)
2001(a)                   14.33          .14            .35           (.03)             --       .46        (.15)       --     (.15)

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                   15.90          .49           (.17)          (.02)           (.01)      .29        (.46)     (.16)    (.62)
2003                      14.64         1.00           1.30           (.09)             --      2.21        (.92)     (.03)    (.95)
2002(b)                   14.33          .15            .46           (.01)             --       .60        (.15)       --     (.15)
====================================================================================================================================

                                                                      Total Returns
                                                                 ---------------------
                                                                               Based
                           Offering                                               on
                          Costs and       Ending                              Common
                          Preferred       Common                   Based       Share
                              Share        Share      Ending          on         Net
                       Underwriting    Net Asset      Market      Market       Asset
                          Discounts        Value       Value       Value**     Value**
======================================================================================
PENNSYLVANIA
INVESTMENT QUALITY (NQP)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                         $--       $15.67    $15.6800        1.03%       1.57%
2003                             --        15.91     16.0100       11.98       14.79
2002                             --        14.70     15.1800        6.57        7.34
2001                             --        14.57     15.1300       11.99        7.75
2000                             --        14.39     14.3750       (7.39)        .94
1999                           (.02)       15.33     16.6875        2.56        2.50

PENNSYLVANIA
PREMIUM INCOME 2 (NPY)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          --        15.53     15.8500        2.92        3.10
2003                             --        15.65     16.0000       15.09       12.09
2002                             --        14.83     14.7900       13.25        8.88
2001                             --        14.44     13.8700       19.04       13.25
2000                             --        13.48     12.3750       (3.87)        .21
1999                             --        14.30     13.7500        7.98        1.27

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          --        16.04     16.2700        3.06        2.87
2003                            .02        16.25     16.4600       18.13       15.95
2002                             --        14.96     14.8900        9.10        9.67
2001(a)                        (.16)       14.48     14.4900       (2.45)       2.06

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          --        15.57     15.6900        3.14        1.91
2003                             --        15.90     15.8400       14.38       15.48
2002(b)                        (.14)       14.64     14.7400        (.73)       3.24
======================================================================================

                                                          Ratios/Supplemental Data
                         -------------------------------------------------------------------------------------------
                                        Before Credit/Reimbursement      After Credit/Reimbursement***
                                       ----------------------------     ------------------------------
                                                     Ratio of Net                       Ratio of Net
                                         Ratio of      Investment         Ratio of        Investment
                              Ending     Expenses       Income to         Expenses         Income to
                                 Net   to Average         Average       to Average           Average
                              Assets   Net Assets      Net Assets       Net Assets        Net Assets
                          Applicable   Applicable      Applicable       Applicable        Applicable      Portfolio
                           to Common    to Common       to Common        to Common         to Common       Turnover
                         Shares (000)      Shares++        Shares++         Shares++          Shares++         Rate
====================================================================================================================
PENNSYLVANIA
INVESTMENT QUALITY (NQP)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                     $255,222         1.22%*          6.45%*           1.22%*            6.46%*           10%
2003                         258,924         1.27            6.59             1.26              6.60             11
2002                         238,926         1.31            7.42             1.30              7.44             34
2001                         235,188         1.29            8.40             1.27              8.41             17
2000                         231,525         1.26            8.57             1.25              8.59              8
1999                         245,468         1.16            7.61             1.16              7.61             16

PENNSYLVANIA
PREMIUM INCOME 2 (NPY)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                      244,664         1.18*           6.49*            1.16*             6.51*            11
2003                         246,604         1.20            6.76             1.19              6.77             19
2002                         233,536         1.24            7.28             1.23              7.29              7
2001                         227,377         1.25            7.55             1.24              7.57             10
2000                         212,325         1.26            7.88             1.25              7.89             14
1999                         225,235         1.24            6.93             1.24              6.93              9

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                       52,905         1.20*           6.14*             .75*             6.60*             6
2003                          53,591         1.23            6.44              .79              6.88             13
2002                          49,306         1.29            7.12              .82              7.59             48
2001(a)                       47,723         1.26*           3.51*             .87*             3.90*            --

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
--------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(c)                       57,978         1.24*           5.91*             .78*             6.37*             1
2003                          59,202         1.25            6.07              .78              6.53             13
2002(b)                       54,481         1.09*           3.77*             .70*             4.15*             8
====================================================================================================================

                               Preferred Shares at End of Period
                            ---------------------------------------
                              Aggregate    Liquidation
                                 Amount     and Market        Asset
                            Outstanding          Value     Coverage
                                  (000)      Per Share    Per Share
===================================================================
PENNSYLVANIA
INVESTMENT QUALITY (NQP)
-------------------------------------------------------------------
Year Ended 6/30:
2004(c)                        $132,000        $25,000      $73,338
2003                            132,000         25,000       74,039
2002                            132,000         25,000       70,251
2001                            132,000         25,000       69,543
2000                            132,000         25,000       68,849
1999                            132,000         25,000       71,490

PENNSYLVANIA
PREMIUM INCOME 2 (NPY)
-------------------------------------------------------------------
Year Ended 6/30:
2004(c)                         118,100         25,000       76,792
2003                            118,100         25,000       77,202
2002                            118,100         25,000       74,436
2001                            118,100         25,000       73,132
2000                            118,100         25,000       69,946
1999                            118,100         25,000       72,679

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
-------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          25,000         25,000       77,905
2003                             25,000         25,000       78,591
2002                             25,000         25,000       74,306
2001(a)                          25,000         25,000       72,723

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
-------------------------------------------------------------------
Year Ended 6/30:
2004(c)                          28,500         25,000       75,858
2003                             28,500         25,000       76,932
2002(b)                          28,500         25,000       72,790
===================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through June 30, 2001.
(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.
(c)  For the six months ended December 31, 2003.

                                 See accompanying notes to financial statements.


                                  74-75 SPREAD

                      Build Your Wealth
                             AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                      Fund
                        INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman andCutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended December 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                         Serving Investors
                                   FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-B-1203D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 9, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: March 9, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: March 9, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.